united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of

registered management investment companies

Investment Company Act file number 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices)     (Zip code)

Brooks Cullen

645 Fifth Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: 6/30

Date of reporting period: 6/30/2026

Item 1. Reports to Stockholders.

(a)

Annual Shareholder Report - June 30, 2026

Class C

CEMGX

Cullen Emerging Markets High Dividend Fund

This Annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$241	2.00%

How did the Fund perform during the reporting period?

Class C Performance for the twelve months ended June 30, 2026 for the Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark                          Performance

Class C                                           41.09%

MSCI Emerging Markets Index     43.51%

The Emerging Market High Dividend Fund’s underperformance versus the MSCI EM Index during the period was primarily due to the Fund’s stock selection in Real Estate, Consumer Staples, and Materials. Partially offsetting relative performance during the period was the Fund’s stock selection within the Financials and Utilities sectors along with underweight allocation to Communication Services. The Fund benefitted from strong stock selection in the UAE and overweight allocation to Greece, the UAE, and Poland. Partially offsetting relative performance during the period was the Fund’s stock selection in China, India, and South Korea.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

Cullen Emerging Markets High Dividend Fund
MSCI Emerging Markets Index
$30,000
$25,000
$20,000
$15,000
$10,000
$26,319
$26,113
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Emerging Markets High Dividend Fund	MSCI Emerging Markets Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,614	$12,374
Jun-2018	$11,812	$13,390
Jun-2019	$11,803	$13,551
Jun-2020	$10,599	$13,092
Jun-2021	$14,786	$18,447
Jun-2022	$12,038	$13,783
Jun-2023	$13,976	$14,024
Jun-2024	$17,002	$15,784
Jun-2025	$18,654	$18,197
Jun-2026	$26,319	$26,113

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$2,220,164,484
  Number of Portfolio Holdings74
  Advisory Fee (net of waivers)$15,032,449
  Portfolio Turnover98%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Emerging Markets High Dividend Fund	41.09%	12.22%	10.16%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Industrial Intermediate Prod	0.1%
Institutional Financial Services	0.2%
Asset Management	0.2%
Specialty Finance	0.2%
Professional Services	0.3%
Home & Office Products	0.4%
Electronic Equipment, Instruments & Components	0.6%
Insurance	0.7%
Software	0.7%
Leisure Facilities & Services	0.8%
Biotech & Pharma	1.1%
Electrical Equipment	1.2%
Capital Markets	1.6%
Transportation Equipment	1.6%
Internet Media & Services	2.0%
Telecommunications	2.5%
Real Estate Owners & Developers	2.5%
Tobacco & Cannabis	2.7%
Reit	2.8%
Beverages	3.0%
Machinery	3.0%
Oil & Gas Producers	3.3%
Metals & Mining	4.0%
Automotive	5.0%
Electric Utilities	6.2%
Transportation & Logistics	6.3%
Banking	14.4%
Semiconductors	14.6%
Technology Hardware	18.0%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Vietnam	0.6%
Hungary	1.1%
Malaysia	1.5%
United Kingdom	1.9%
Kazakhstan	2.2%
Philippines	2.3%
Luxembourg	2.5%
Poland	2.8%
United Arab Emirates	2.8%
Greece	2.8%
Panama	3.0%
Hong Kong	3.3%
India	5.5%
Brazil	6.2%
Mexico	6.3%
China	13.9%
South Korea	19.1%
Taiwan	22.2%

Cullen Emerging Markets High Dividend Fund

Annual - June 30, 2026

Class C

CEMGX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CEMGX

Annual Shareholder Report - June 30, 2026

Class I

CEMFX

Cullen Emerging Markets High Dividend Fund

This Annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.00%

How did the Fund perform during the reporting period?

Class I Performance for the twelve months ended June 30, 2026 for the Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark                          Performance

Class I                                           42.43%

MSCI Emerging Markets Index    43.51%

The Emerging Market High Dividend Fund’s underperformance versus the MSCI EM Index during the period was primarily due to the Fund’s stock selection in Real Estate, Consumer Staples, and Materials. Partially offsetting relative performance during the period was the Fund’s stock selection within the Financials and Utilities sectors along with underweight allocation to Communication Services. The Fund benefitted from strong stock selection in the UAE and overweight allocation to Greece, the UAE, and Poland. Partially offsetting relative performance during the period was the Fund’s stock selection in China, India, and South Korea.

How did the Fund perform over the past 10 years?

This chart shows the value of a $1,000,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

Total Return Based on $1,000,000 Investment

Cullen Emerging Markets High Dividend Fund
MSCI Emerging Markets Index
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$2,906,844
$2,611,339
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Emerging Markets High Dividend Fund	MSCI Emerging Markets Index
Jun-2016	$1,000,000	$1,000,000
Jun-2017	$1,172,596	$1,237,449
Jun-2018	$1,204,470	$1,338,954
Jun-2019	$1,215,728	$1,355,129
Jun-2020	$1,103,155	$1,309,218
Jun-2021	$1,554,413	$1,844,745
Jun-2022	$1,278,532	$1,378,291
Jun-2023	$1,498,157	$1,402,415
Jun-2024	$1,840,497	$1,578,384
Jun-2025	$2,040,879	$1,819,657
Jun-2026	$2,906,844	$2,611,339

The chart above represents historical performance of a hypothetical investment of $1,000,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$2,220,164,484
  Number of Portfolio Holdings74
  Advisory Fee (net of waivers)$15,032,449
  Portfolio Turnover98%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Emerging Markets High Dividend Fund	42.43%	13.34%	11.26%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Industrial Intermediate Prod	0.1%
Institutional Financial Services	0.2%
Asset Management	0.2%
Specialty Finance	0.2%
Professional Services	0.3%
Home & Office Products	0.4%
Electronic Equipment, Instruments & Components	0.6%
Insurance	0.7%
Software	0.7%
Leisure Facilities & Services	0.8%
Biotech & Pharma	1.1%
Electrical Equipment	1.2%
Capital Markets	1.6%
Transportation Equipment	1.6%
Internet Media & Services	2.0%
Telecommunications	2.5%
Real Estate Owners & Developers	2.5%
Tobacco & Cannabis	2.7%
Reit	2.8%
Beverages	3.0%
Machinery	3.0%
Oil & Gas Producers	3.3%
Metals & Mining	4.0%
Automotive	5.0%
Electric Utilities	6.2%
Transportation & Logistics	6.3%
Banking	14.4%
Semiconductors	14.6%
Technology Hardware	18.0%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Vietnam	0.6%
Hungary	1.1%
Malaysia	1.5%
United Kingdom	1.9%
Kazakhstan	2.2%
Philippines	2.3%
Luxembourg	2.5%
Poland	2.8%
United Arab Emirates	2.8%
Greece	2.8%
Panama	3.0%
Hong Kong	3.3%
India	5.5%
Brazil	6.2%
Mexico	6.3%
China	13.9%
South Korea	19.1%
Taiwan	22.2%

Cullen Emerging Markets High Dividend Fund

Annual - June 30, 2026

Class I

CEMFX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CEMFX

Annual Shareholder Report - June 30, 2026

Class R6

CEMEX

Cullen Emerging Markets High Dividend Fund

This Annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund (the "Fund") for the period of November 24, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$102	0.90%

How did the Fund perform during the reporting period?

Class R6 Performance for the twelve months ended June 30, 2026 for the Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark                           Performance

Class R6                                         26.84%

MSCI Emerging Markets Index     29.93%

The Emerging Market High Dividend Fund’s underperformance versus the MSCI EM Index during the period was primarily due to the Fund’s stock selection in Real Estate, Consumer Staples, and Materials. Partially offsetting relative performance during the period was the Fund’s stock selection within the Financials and Utilities sectors along with underweight allocation to Communication Services. The Fund benefitted from strong stock selection in the UAE and overweight allocation to Greece, the UAE, and Poland. Partially offsetting relative performance during the period was the Fund’s stock selection in China, India, and South Korea.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

Cullen Emerging Markets High Dividend Fund
MSCI Emerging Markets Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,993
$12,684
Nov-2025
Jun-2026

Table Summary
	Cullen Emerging Markets High Dividend Fund	MSCI Emerging Markets Index
Nov-2025	$10,000	$10,000
Jun-2026	$12,684	$12,993

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$2,220,164,484
  Number of Portfolio Holdings74
  Advisory Fee (net of waivers)$15,032,449
  Portfolio Turnover98%

Average Annual Total Return

Table Summary
Since Inception (November 24, 2025)
Cullen Emerging Markets High Dividend Fund	26.84%
MSCI Emerging Markets Index	29.93%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Industrial Intermediate Prod	0.1%
Institutional Financial Services	0.2%
Asset Management	0.2%
Specialty Finance	0.2%
Professional Services	0.3%
Home & Office Products	0.4%
Electronic Equipment, Instruments & Components	0.6%
Insurance	0.7%
Software	0.7%
Leisure Facilities & Services	0.8%
Biotech & Pharma	1.1%
Electrical Equipment	1.2%
Capital Markets	1.6%
Transportation Equipment	1.6%
Internet Media & Services	2.0%
Telecommunications	2.5%
Real Estate Owners & Developers	2.5%
Tobacco & Cannabis	2.7%
Reit	2.8%
Beverages	3.0%
Machinery	3.0%
Oil & Gas Producers	3.3%
Metals & Mining	4.0%
Automotive	5.0%
Electric Utilities	6.2%
Transportation & Logistics	6.3%
Banking	14.4%
Semiconductors	14.6%
Technology Hardware	18.0%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Vietnam	0.6%
Hungary	1.1%
Malaysia	1.5%
United Kingdom	1.9%
Kazakhstan	2.2%
Philippines	2.3%
Luxembourg	2.5%
Poland	2.8%
United Arab Emirates	2.8%
Greece	2.8%
Panama	3.0%
Hong Kong	3.3%
India	5.5%
Brazil	6.2%
Mexico	6.3%
China	13.9%
South Korea	19.1%
Taiwan	22.2%

Cullen Emerging Markets High Dividend Fund

Annual - June 30, 2026

Class R6

CEMEX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CEMEX

Annual Shareholder Report - June 30, 2026

Retail Class

CEMDX

Cullen Emerging Markets High Dividend Fund

This Annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$151	1.25%

How did the Fund perform during the reporting period?

Retail Class Performance for the twelve months ended June 30, 2026 for the Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark                           Performance

Retail Class                                    42.18%

MSCI Emerging Markets Index     43.51%

The Emerging Market High Dividend Fund’s underperformance versus the MSCI EM Index during the period was primarily due to the Fund’s stock selection in Real Estate, Consumer Staples, and Materials. Partially offsetting relative performance during the period was the Fund’s stock selection within the Financials and Utilities sectors along with underweight allocation to Communication Services. The Fund benefitted from strong stock selection in the UAE and overweight allocation to Greece, the UAE, and Poland. Partially offsetting relative performance during the period was the Fund’s stock selection in China, India, and South Korea.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

Cullen Emerging Markets High Dividend Fund
MSCI Emerging Markets Index
$30,000
$25,000
$20,000
$15,000
$10,000
$28,366
$26,113
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Emerging Markets High Dividend Fund	MSCI Emerging Markets Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,696	$12,374
Jun-2018	$11,987	$13,390
Jun-2019	$12,066	$13,551
Jun-2020	$10,923	$13,092
Jun-2021	$15,347	$18,447
Jun-2022	$12,592	$13,783
Jun-2023	$14,724	$14,024
Jun-2024	$18,044	$15,784
Jun-2025	$19,951	$18,197
Jun-2026	$28,366	$26,113

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$2,220,164,484
  Number of Portfolio Holdings74
  Advisory Fee (net of waivers)$15,032,449
  Portfolio Turnover98%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Emerging Markets High Dividend Fund	42.18%	13.07%	10.99%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Industrial Intermediate Prod	0.1%
Institutional Financial Services	0.2%
Asset Management	0.2%
Specialty Finance	0.2%
Professional Services	0.3%
Home & Office Products	0.4%
Electronic Equipment, Instruments & Components	0.6%
Insurance	0.7%
Software	0.7%
Leisure Facilities & Services	0.8%
Biotech & Pharma	1.1%
Electrical Equipment	1.2%
Capital Markets	1.6%
Transportation Equipment	1.6%
Internet Media & Services	2.0%
Telecommunications	2.5%
Real Estate Owners & Developers	2.5%
Tobacco & Cannabis	2.7%
Reit	2.8%
Beverages	3.0%
Machinery	3.0%
Oil & Gas Producers	3.3%
Metals & Mining	4.0%
Automotive	5.0%
Electric Utilities	6.2%
Transportation & Logistics	6.3%
Banking	14.4%
Semiconductors	14.6%
Technology Hardware	18.0%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Vietnam	0.6%
Hungary	1.1%
Malaysia	1.5%
United Kingdom	1.9%
Kazakhstan	2.2%
Philippines	2.3%
Luxembourg	2.5%
Poland	2.8%
United Arab Emirates	2.8%
Greece	2.8%
Panama	3.0%
Hong Kong	3.3%
India	5.5%
Brazil	6.2%
Mexico	6.3%
China	13.9%
South Korea	19.1%
Taiwan	22.2%

Cullen Emerging Markets High Dividend Fund

Annual - June 30, 2026

Retail Class

CEMDX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CEMDX

Annual Shareholder Report - June 30, 2026

Class C

ENHCX

Cullen Enhanced Equity Income Fund

This Annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.75%

How did the Fund perform during the reporting period?

Class C Performance for the twelve months ended June 30, 2026 for the Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus its Benchmark was as follows:

Fund/Benchmark                           Performance

Class C                                           11.68%

CBOE S&P 500 BuyWrite Index    17.34%

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to Information Technology, the best-performing sector for the period. The benchmark holdings included a higher percentage of AI hyperscaler, semiconductor, and memory stocks, the majority of which have high valuation multiples and low/no dividend yields; these securities significantly outperformed while every other sector lagged the market. The Fund’s use of covered call options contributed to premiums of approximately 3.1% of average net assets during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

Total Return Based on a $10,000 Investment

Cullen Enhanced Equity Income Fund
S&P 500® Index
CBOE S&P 500® BuyWrite Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,271
$21,030
$18,501
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Enhanced Equity Income Fund	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,966	$11,790	$11,206
Jun-2018	$10,837	$13,484	$12,021
Jun-2019	$11,700	$14,889	$12,403
Jun-2020	$10,904	$16,006	$11,046
Jun-2021	$14,574	$22,536	$14,059
Jun-2022	$14,008	$20,144	$13,691
Jun-2023	$14,903	$24,091	$14,926
Jun-2024	$15,402	$30,006	$16,256
Jun-2025	$16,566	$34,556	$17,922
Jun-2026	$18,501	$42,271	$21,030

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$144,255,359
  Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$652,823
  Portfolio Turnover127%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Enhanced Equity Income Fund	11.68%	4.89%	6.35%
S&P 500® Index	22.32%	13.41%	15.51%
CBOE S&P 500® BuyWrite Index	17.34%	8.39%	7.72%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Electrical Equipment	1.3%
Containers & Packaging	2.2%
Cable & Satellite	2.3%
Insurance	2.5%
Chemicals	2.6%
Semiconductors	2.8%
Leisure Facilities & Services	3.2%
Beverages	3.3%
Aerospace & Defense	3.4%
Health Care Facilities & Services	3.5%
Wholesale - Consumer Staples	3.8%
Technology Services	4.2%
Telecommunications	5.2%
Transportation & Logistics	5.2%
Tobacco & Cannabis	5.8%
Medical Equipment & Devices	6.3%
Electric Utilities	6.5%
Reit	6.7%
Biotech & Pharma	7.7%
Oil & Gas Producers	9.9%
Banking	11.6%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
United Kingdom	2.8%
Ireland	5.3%
Canada	5.6%
United States	86.3%

Cullen Enhanced Equity Income Fund

Annual - June 30, 2026

Class C

ENHCX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-ENHCX

Annual Shareholder Report - June 30, 2026

Class I

ENHNX

Cullen Enhanced Equity Income Fund

This Annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.75%

How did the Fund perform during the reporting period?

Class I Performance for the twelve months ended June 30, 2026 for the Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus its Benchmark was as follows:

Fund/Benchmark                            Performance

Class I                                             12.84%

CBOE S&P 500 BuyWrite Index    17.34%

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to Information Technology, the best-performing sector for the period. The benchmark holdings included a higher percentage of AI hyperscaler, semiconductor, and memory stocks, the majority of which have high valuation multiples and low/no dividend yields; these securities significantly outperformed while every other sector lagged the market. The Fund’s use of covered call options contributed to premiums of approximately 3.1% of average net assets during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a $1,000,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index and the CBOE S&P 500 BuyWrite Index.

Total Return Based on $1,000,000 Investment

Cullen Enhanced Equity Income Fund
CBOE S&P 500® BuyWrite Index
S&P 500® Index
$4,500,000
$4,000,000
$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$4,227,117
$2,103,024
$2,043,585
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Enhanced Equity Income Fund	CBOE S&P 500® BuyWrite Index	S&P 500® Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,107,944	$1,120,583	$1,178,961
Jun-2018	$1,105,298	$1,202,147	$1,348,426
Jun-2019	$1,205,054	$1,240,325	$1,488,897
Jun-2020	$1,133,730	$1,104,606	$1,600,640
Jun-2021	$1,531,585	$1,405,893	$2,253,607
Jun-2022	$1,487,131	$1,369,099	$2,014,369
Jun-2023	$1,597,948	$1,492,647	$2,409,065
Jun-2024	$1,668,016	$1,625,641	$3,000,638
Jun-2025	$1,811,015	$1,792,224	$3,455,645
Jun-2026	$2,043,585	$2,103,024	$4,227,117

The chart above represents historical performance of a hypothetical investment of $1,000,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$144,255,359
  Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$652,823
  Portfolio Turnover127%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Enhanced Equity Income Fund	12.84%	5.94%	7.41%
S&P 500® Index	22.32%	13.41%	15.51%
CBOE S&P 500® BuyWrite Index	17.34%	8.39%	7.72%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Electrical Equipment	1.3%
Containers & Packaging	2.2%
Cable & Satellite	2.3%
Insurance	2.5%
Chemicals	2.6%
Semiconductors	2.8%
Leisure Facilities & Services	3.2%
Beverages	3.3%
Aerospace & Defense	3.4%
Health Care Facilities & Services	3.5%
Wholesale - Consumer Staples	3.8%
Technology Services	4.2%
Telecommunications	5.2%
Transportation & Logistics	5.2%
Tobacco & Cannabis	5.8%
Medical Equipment & Devices	6.3%
Electric Utilities	6.5%
Reit	6.7%
Biotech & Pharma	7.7%
Oil & Gas Producers	9.9%
Banking	11.6%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
United Kingdom	2.8%
Ireland	5.3%
Canada	5.6%
United States	86.3%

Cullen Enhanced Equity Income Fund

Annual - June 30, 2026

Class I

ENHNX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-ENHNX

Annual Shareholder Report - June 30, 2026

Retail Class

ENHRX

Cullen Enhanced Equity Income Fund

This Annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$106	1.00%

How did the Fund perform during the reporting period?

Retail Class Performance for the twelve months ended June 30, 2026 for the Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus its Benchmark was as follows:

Fund/Benchmark                           Performance

Retail Class                                    12.54%

CBOE S&P 500 BuyWrite Index   17.34%

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to Information Technology, the best-performing sector for the period. The benchmark holdings included a higher percentage of AI hyperscaler, semiconductor, and memory stocks, the majority of which have high valuation multiples and low/no dividend yields; these securities significantly outperformed while every other sector lagged the market. The Fund’s use of covered call options contributed to premiums of approximately 3.1% of average net assets during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

Total Return Based on a $10,000 Investment

Cullen Enhanced Equity Income Fund
S&P 500® Index
CBOE S&P 500® BuyWrite Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,271
$21,030
$19,936
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Enhanced Equity Income Fund	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,048	$11,790	$11,206
Jun-2018	$11,002	$13,484	$12,021
Jun-2019	$11,958	$14,889	$12,403
Jun-2020	$11,231	$16,006	$11,046
Jun-2021	$15,136	$22,536	$14,059
Jun-2022	$14,654	$20,144	$13,691
Jun-2023	$15,696	$24,091	$14,926
Jun-2024	$16,362	$30,006	$16,256
Jun-2025	$17,714	$34,556	$17,922
Jun-2026	$19,936	$42,271	$21,030

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$144,255,359
  Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$652,823
  Portfolio Turnover127%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Enhanced Equity Income Fund	12.54%	5.66%	7.14%
S&P 500® Index	22.32%	13.41%	15.51%
CBOE S&P 500® BuyWrite Index	17.34%	8.39%	7.72%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Electrical Equipment	1.3%
Containers & Packaging	2.2%
Cable & Satellite	2.3%
Insurance	2.5%
Chemicals	2.6%
Semiconductors	2.8%
Leisure Facilities & Services	3.2%
Beverages	3.3%
Aerospace & Defense	3.4%
Health Care Facilities & Services	3.5%
Wholesale - Consumer Staples	3.8%
Technology Services	4.2%
Telecommunications	5.2%
Transportation & Logistics	5.2%
Tobacco & Cannabis	5.8%
Medical Equipment & Devices	6.3%
Electric Utilities	6.5%
Reit	6.7%
Biotech & Pharma	7.7%
Oil & Gas Producers	9.9%
Banking	11.6%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
United Kingdom	2.8%
Ireland	5.3%
Canada	5.6%
United States	86.3%

Cullen Enhanced Equity Income Fund

Annual - June 30, 2026

Retail Class

ENHRX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-ENHRX

Annual Shareholder Report - June 30, 2026

Class C

CHVCX

Cullen High Dividend Equity Fund

This Annual shareholder report contains important information about the Cullen High Dividend Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.75%

How did the Fund perform during the reporting period?

Class C Performance for the twelve months ended June 30, 2026 for the Cullen High Dividend Equity Fund (“High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark          Performance

Class C                         18.92%

S&P 500 Index              22.32%

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to Information Technology, the best-performing sector for the period. The benchmark holdings included a higher percentage of AI hyperscaler, semiconductor, and memory stocks, the majority of which have high valuation multiples and low/no dividend yields; these securities significantly outperformed while every other sector lagged the market. Stock selection in Financials and Health Care aided performance, partially offsetting the period’s underperformance.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

Cullen High Dividend Equity Fund
S&P 500® Index
Russell 1000® Value Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,271
$29,757
$21,329
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen High Dividend Equity Fund	S&P 500® Index	Russell 1000® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,075	$11,790	$11,553
Jun-2018	$11,477	$13,484	$12,335
Jun-2019	$12,496	$14,889	$13,379
Jun-2020	$11,004	$16,006	$12,197
Jun-2021	$14,763	$22,536	$17,525
Jun-2022	$14,129	$20,144	$16,330
Jun-2023	$15,184	$24,091	$18,214
Jun-2024	$16,188	$30,006	$20,592
Jun-2025	$17,935	$34,556	$23,414
Jun-2026	$21,329	$42,271	$29,757

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$650,074,281
  Number of Portfolio Holdings44
  Advisory Fee (net of waivers)$3,925,159
  Portfolio Turnover17%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen High Dividend Equity Fund	18.92%	7.64%	7.87%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Chemicals	0.3%
Advertising & Marketing	1.0%
Beverages	1.1%
Specialized Reits	1.1%
Leisure Facilities & Services	1.2%
Transportation & Logistics	1.5%
Health Care Facilities & Services	1.7%
Retail - Consumer Staples	1.9%
Equity	2.0%
Software	2.2%
Household Products	2.3%
Telecommunications	2.5%
Medical Equipment & Devices	2.9%
Electrical Equipment	3.1%
Reit	3.2%
Industrial Conglomerates	3.5%
Institutional Financial Services	3.9%
Semiconductors	4.0%
Retail - Discretionary	4.2%
Technology Hardware	4.4%
Tobacco & Cannabis	4.7%
Electric Utilities	5.9%
Aerospace & Defense	6.3%
Oil & Gas Producers	6.3%
Insurance	6.6%
Biotech & Pharma	10.2%
Banking	12.0%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Canada	1.7%
United Kingdom	3.4%
Germany	3.5%
Ireland	5.2%
Switzerland	6.3%
United States	79.9%

Cullen High Dividend Equity Fund

Annual - June 30, 2026

Class C

CHVCX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CHVCX

Annual Shareholder Report - June 30, 2026

Class I

CHDVX

Cullen High Dividend Equity Fund

This Annual shareholder report contains important information about the Cullen High Dividend Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.75%

How did the Fund perform during the reporting period?

Class I Performance for the twelve months ended June 30, 2026 for the Cullen High Dividend Equity Fund (“High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark          Performance

Class I                          20.01%

S&P 500 Index             22.32%

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to Information Technology, the best-performing sector for the period. The benchmark holdings included a higher percentage of AI hyperscaler, semiconductor, and memory stocks, the majority of which have high valuation multiples and low/no dividend yields; these securities significantly outperformed while every other sector lagged the market. Stock selection in Financials and Health Care aided performance, partially offsetting the period’s underperformance.

How did the Fund perform over the past 10 years?

This chart shows the value of a $1,000,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on $1,000,000 Investment

Cullen High Dividend Equity Fund
Russell 1000® Value Index
S&P 500® Index
$4,500,000
$4,000,000
$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$4,227,117
$2,975,661
$2,356,119
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen High Dividend Equity Fund	Russell 1000® Value Index	S&P 500® Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,116,287	$1,155,302	$1,178,961
Jun-2018	$1,170,616	$1,233,519	$1,348,426
Jun-2019	$1,287,869	$1,337,903	$1,488,897
Jun-2020	$1,145,769	$1,219,680	$1,600,640
Jun-2021	$1,552,293	$1,752,479	$2,253,607
Jun-2022	$1,500,366	$1,632,969	$2,014,369
Jun-2023	$1,628,218	$1,821,411	$2,409,065
Jun-2024	$1,754,043	$2,059,225	$3,000,638
Jun-2025	$1,963,257	$2,341,382	$3,455,645
Jun-2026	$2,356,119	$2,975,661	$4,227,117

The chart above represents historical performance of a hypothetical investment of $1,000,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$650,074,281
  Number of Portfolio Holdings44
  Advisory Fee (net of waivers)$3,925,159
  Portfolio Turnover17%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen High Dividend Equity Fund	20.01%	8.70%	8.95%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Chemicals	0.3%
Advertising & Marketing	1.0%
Beverages	1.1%
Specialized Reits	1.1%
Leisure Facilities & Services	1.2%
Transportation & Logistics	1.5%
Health Care Facilities & Services	1.7%
Retail - Consumer Staples	1.9%
Equity	2.0%
Software	2.2%
Household Products	2.3%
Telecommunications	2.5%
Medical Equipment & Devices	2.9%
Electrical Equipment	3.1%
Reit	3.2%
Industrial Conglomerates	3.5%
Institutional Financial Services	3.9%
Semiconductors	4.0%
Retail - Discretionary	4.2%
Technology Hardware	4.4%
Tobacco & Cannabis	4.7%
Electric Utilities	5.9%
Aerospace & Defense	6.3%
Oil & Gas Producers	6.3%
Insurance	6.6%
Biotech & Pharma	10.2%
Banking	12.0%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Canada	1.7%
United Kingdom	3.4%
Germany	3.5%
Ireland	5.2%
Switzerland	6.3%
United States	79.9%

Cullen High Dividend Equity Fund

Annual - June 30, 2026

Class I

CHDVX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CHDVX

Annual Shareholder Report - June 30, 2026

Retail Class

CHDEX

Cullen High Dividend Equity Fund

This Annual shareholder report contains important information about the Cullen High Dividend Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$110	1.00%

How did the Fund perform during the reporting period?

Retail Class Performance for the twelve months ended June 30, 2026 for the Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus its Benchmark was as follows:

Fund/Benchmark          Performance

Retail Class                  19.70%

S&P 500 Index             22.32%

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to Information Technology, the best-performing sector for the period. The benchmark holdings included a higher percentage of AI hyperscaler, semiconductor, and memory stocks, the majority of which have high valuation multiples and low/no dividend yields; these securities significantly outperformed while every other sector lagged the market. The Fund’s use of covered call options contributed to premiums of approximately 3.1% of average net assets during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

Cullen High Dividend Equity Fund
S&P 500® Index
Russell 1000® Value Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,271
$29,757
$22,982
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen High Dividend Equity Fund	S&P 500® Index	Russell 1000® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,135	$11,790	$11,553
Jun-2018	$11,655	$13,484	$12,335
Jun-2019	$12,783	$14,889	$13,379
Jun-2020	$11,343	$16,006	$12,197
Jun-2021	$15,325	$22,536	$17,525
Jun-2022	$14,783	$20,144	$16,330
Jun-2023	$16,005	$24,091	$18,214
Jun-2024	$17,191	$30,006	$20,592
Jun-2025	$19,200	$34,556	$23,414
Jun-2026	$22,982	$42,271	$29,757

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$650,074,281
  Number of Portfolio Holdings44
  Advisory Fee (net of waivers)$3,925,159
  Portfolio Turnover17%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen High Dividend Equity Fund	19.70%	8.44%	8.68%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Chemicals	0.3%
Advertising & Marketing	1.0%
Beverages	1.1%
Specialized Reits	1.1%
Leisure Facilities & Services	1.2%
Transportation & Logistics	1.5%
Health Care Facilities & Services	1.7%
Retail - Consumer Staples	1.9%
Equity	2.0%
Software	2.2%
Household Products	2.3%
Telecommunications	2.5%
Medical Equipment & Devices	2.9%
Electrical Equipment	3.1%
Reit	3.2%
Industrial Conglomerates	3.5%
Institutional Financial Services	3.9%
Semiconductors	4.0%
Retail - Discretionary	4.2%
Technology Hardware	4.4%
Tobacco & Cannabis	4.7%
Electric Utilities	5.9%
Aerospace & Defense	6.3%
Oil & Gas Producers	6.3%
Insurance	6.6%
Biotech & Pharma	10.2%
Banking	12.0%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Canada	1.7%
United Kingdom	3.4%
Germany	3.5%
Ireland	5.2%
Switzerland	6.3%
United States	79.9%

Cullen High Dividend Equity Fund

Annual - June 30, 2026

Retail Class

CHDEX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CHDEX

Annual Shareholder Report - June 30, 2026

Class C

CIHCX

Cullen International High Dividend Fund

This Annual shareholder report contains important information about the Cullen International High Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.00%

How did the Fund perform during the reporting period?

Class C Performance for the twelve months ended June 30, 2026 for the Cullen International High Dividend Fund (“International High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark            Performance

Class C                           16.19%

MSCI EAFE Index          20.23%

The International High Dividend Fund’s underperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors. The Fund benefitted from strong stock selection in Netherlands, United Kingdom, Ireland, Sweden, Italy and Norway. Partially offsetting relative performance during the period was the Fund’s stock selection in Germany, Singapore, Australia, Japan and Finland.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

Cullen International High Dividend Fund
MSCI ACWI ex USA Index
MSCI EAFE Index
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$25,765
$25,146
$19,439
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen International High Dividend Fund	MSCI ACWI ex USA Index	MSCI EAFE Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,190	$12,045	$12,027
Jun-2018	$10,928	$12,922	$12,850
Jun-2019	$10,851	$13,088	$12,988
Jun-2020	$10,232	$12,460	$12,322
Jun-2021	$12,986	$16,910	$16,308
Jun-2022	$11,119	$13,626	$13,410
Jun-2023	$12,620	$15,359	$15,927
Jun-2024	$14,264	$17,144	$17,765
Jun-2025	$16,731	$20,183	$20,914
Jun-2026	$19,439	$25,765	$25,146

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$430,020,295
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$3,220,508
  Portfolio Turnover121%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen International High Dividend Fund	16.19%	8.40%	6.87%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI EAFE Index	20.23%	9.05%	9.66%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Health Care Facilities & Services	0.1%
Food	0.1%
Containers & Packaging	0.2%
Diversified Telecommunication Services	0.5%
Transportation & Logistics	0.7%
Engineering & Construction	1.2%
Reit	1.4%
Retail - Consumer Staples	1.4%
Aerospace & Defense	1.5%
Semiconductors	1.5%
Building Products	1.7%
Machinery	2.0%
Telecommunications	2.3%
Beverages	2.4%
Transportation Equipment	2.5%
Asset Management	2.9%
Specialty Finance	3.1%
Metals & Mining	3.4%
Diversified Industrials	3.6%
Technology Hardware	4.8%
Tobacco & Cannabis	6.0%
Automotive	6.2%
Oil & Gas Producers	6.5%
Biotech & Pharma	7.8%
Electric Utilities	8.5%
Insurance	12.5%
Banking	15.2%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Norway	0.3%
China	0.4%
Brazil	1.3%
Denmark	1.4%
Singapore	1.6%
Poland	2.1%
Sweden	3.1%
Netherlands	3.1%
Australia	3.1%
Spain	3.2%
Ireland	3.4%
Canada	3.8%
South Korea	4.6%
Taiwan	4.6%
Mexico	5.1%
Germany	6.8%
Italy	7.1%
Switzerland	8.4%
France	8.9%
United Kingdom	9.8%
Japan	17.9%

Cullen International High Dividend Fund

Annual - June 30, 2026

Class C

CIHCX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CIHCX

Annual Shareholder Report - June 30, 2026

Class I

CIHIX

Cullen International High Dividend Fund

This Annual shareholder report contains important information about the Cullen International High Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.00%

How did the Fund perform during the reporting period?

Class I Performance for the twelve months ended June 30, 2026 for the Cullen International High Dividend Fund (“International High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark            Performance

Class I                            17.38%

MSCI EAFE Index           20.23%

The International High Dividend Fund’s underperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors. The Fund benefitted from strong stock selection in Netherlands, United Kingdom, Ireland, Sweden, Italy and Norway. Partially offsetting relative performance during the period was the Fund’s stock selection in Germany, Singapore, Australia, Japan and Finland.

How did the Fund perform over the past 10 years?

This chart shows the value of a $1,000,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

Total Return Based on $1,000,000 Investment

Cullen International High Dividend Fund
MSCI ACWI ex USA Index
MSCI EAFE Index
$2,600,000
$2,400,000
$2,200,000
$2,000,000
$1,800,000
$1,600,000
$1,400,000
$1,200,000
$1,000,000
$2,576,465
$2,514,565
$2,151,560
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen International High Dividend Fund	MSCI ACWI ex USA Index	MSCI EAFE Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,130,246	$1,204,504	$1,202,676
Jun-2018	$1,115,130	$1,292,172	$1,284,965
Jun-2019	$1,118,904	$1,308,823	$1,298,848
Jun-2020	$1,065,123	$1,245,963	$1,232,188
Jun-2021	$1,365,953	$1,691,010	$1,630,804
Jun-2022	$1,181,754	$1,362,631	$1,341,014
Jun-2023	$1,354,686	$1,535,900	$1,592,744
Jun-2024	$1,546,736	$1,714,421	$1,776,497
Jun-2025	$1,833,006	$2,018,271	$2,091,415
Jun-2026	$2,151,560	$2,576,465	$2,514,565

The chart above represents historical performance of a hypothetical investment of $1,000,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$430,020,295
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$3,220,508
  Portfolio Turnover121%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen International High Dividend Fund	17.38%	9.51%	7.96%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI EAFE Index	20.23%	9.05%	9.66%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Health Care Facilities & Services	0.1%
Food	0.1%
Containers & Packaging	0.2%
Diversified Telecommunication Services	0.5%
Transportation & Logistics	0.7%
Engineering & Construction	1.2%
Reit	1.4%
Retail - Consumer Staples	1.4%
Aerospace & Defense	1.5%
Semiconductors	1.5%
Building Products	1.7%
Machinery	2.0%
Telecommunications	2.3%
Beverages	2.4%
Transportation Equipment	2.5%
Asset Management	2.9%
Specialty Finance	3.1%
Metals & Mining	3.4%
Diversified Industrials	3.6%
Technology Hardware	4.8%
Tobacco & Cannabis	6.0%
Automotive	6.2%
Oil & Gas Producers	6.5%
Biotech & Pharma	7.8%
Electric Utilities	8.5%
Insurance	12.5%
Banking	15.2%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Norway	0.3%
China	0.4%
Brazil	1.3%
Denmark	1.4%
Singapore	1.6%
Poland	2.1%
Sweden	3.1%
Netherlands	3.1%
Australia	3.1%
Spain	3.2%
Ireland	3.4%
Canada	3.8%
South Korea	4.6%
Taiwan	4.6%
Mexico	5.1%
Germany	6.8%
Italy	7.1%
Switzerland	8.4%
France	8.9%
United Kingdom	9.8%
Japan	17.9%

Cullen International High Dividend Fund

Annual - June 30, 2026

Class I

CIHIX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CIHIX

Annual Shareholder Report - June 30, 2026

Retail Class

CIHDX

Cullen International High Dividend Fund

This Annual shareholder report contains important information about the Cullen International High Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$136	1.25%

How did the Fund perform during the reporting period?

Retail Class Performance for the twelve months ended June 30, 2026 for the Cullen International High Dividend Fund (“International High Dividend Fund”) versus its Benchmark was as follows:

Fund/Benchmark            Performance

Retail Class                    17.06%

MSCI EAFE Index           20.23%

The International High Dividend Fund’s underperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors. The Fund benefitted from strong stock selection in Netherlands, United Kingdom, Ireland, Sweden, Italy and Norway. Partially offsetting relative performance during the period was the Fund’s stock selection in Germany, Singapore, Australia, Japan and Finland.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

Cullen International High Dividend Fund
MSCI ACWI ex USA Index
MSCI EAFE Index
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$25,765
$25,146
$20,943
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen International High Dividend Fund	MSCI ACWI ex USA Index	MSCI EAFE Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,272	$12,045	$12,027
Jun-2018	$11,091	$12,922	$12,850
Jun-2019	$11,087	$13,088	$12,988
Jun-2020	$10,534	$12,460	$12,322
Jun-2021	$13,478	$16,910	$16,308
Jun-2022	$11,630	$13,626	$13,410
Jun-2023	$13,291	$15,359	$15,927
Jun-2024	$15,141	$17,144	$17,765
Jun-2025	$17,891	$20,183	$20,914
Jun-2026	$20,943	$25,765	$25,146

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$430,020,295
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$3,220,508
  Portfolio Turnover121%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen International High Dividend Fund	17.06%	9.22%	7.67%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI EAFE Index	20.23%	9.05%	9.66%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Health Care Facilities & Services	0.1%
Food	0.1%
Containers & Packaging	0.2%
Diversified Telecommunication Services	0.5%
Transportation & Logistics	0.7%
Engineering & Construction	1.2%
Reit	1.4%
Retail - Consumer Staples	1.4%
Aerospace & Defense	1.5%
Semiconductors	1.5%
Building Products	1.7%
Machinery	2.0%
Telecommunications	2.3%
Beverages	2.4%
Transportation Equipment	2.5%
Asset Management	2.9%
Specialty Finance	3.1%
Metals & Mining	3.4%
Diversified Industrials	3.6%
Technology Hardware	4.8%
Tobacco & Cannabis	6.0%
Automotive	6.2%
Oil & Gas Producers	6.5%
Biotech & Pharma	7.8%
Electric Utilities	8.5%
Insurance	12.5%
Banking	15.2%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Norway	0.3%
China	0.4%
Brazil	1.3%
Denmark	1.4%
Singapore	1.6%
Poland	2.1%
Sweden	3.1%
Netherlands	3.1%
Australia	3.1%
Spain	3.2%
Ireland	3.4%
Canada	3.8%
South Korea	4.6%
Taiwan	4.6%
Mexico	5.1%
Germany	6.8%
Italy	7.1%
Switzerland	8.4%
France	8.9%
United Kingdom	9.8%
Japan	17.9%

Cullen International High Dividend Fund

Annual - June 30, 2026

Retail Class

CIHDX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CIHDX

Annual Shareholder Report - June 30, 2026

Class C

CUSCX

Cullen Small Cap Value Fund

This Annual shareholder report contains important information about the Cullen Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.00%

How did the Fund perform during the reporting period?

Class C Performance for the twelve months ended June 30, 2026 for the Cullen Small Cap Value Fund (“Small Cap Fund”) versus its Benchmark was as follows:

Fund/Benchmark                 Performance

Class C                                18.38%

Russell 2000 Value Index    43.01%

The Small Cap Fund's underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Real Estate, Technology, and Financial sectors, along with the Fund's underweight allocation to the Technology and Healthcare sectors. Partially offsetting relative performance was the Fund's strong stock selection in Consumer Discretionary and Consumer Staples and the Fund's overweight allocation to Energy.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

Total Return Based on a $10,000 Investment

Cullen Small Cap Value Fund
Russell 1000® Index
Russell 2000® Value Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$41,504
$28,123
$20,806
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Small Cap Value Fund	Russell 1000® Index	Russell 2000® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,989	$11,803	$12,486
Jun-2018	$12,775	$13,519	$14,121
Jun-2019	$12,391	$14,873	$13,241
Jun-2020	$10,492	$15,986	$10,927
Jun-2021	$17,688	$22,871	$18,934
Jun-2022	$16,430	$19,890	$15,851
Jun-2023	$16,970	$23,741	$16,803
Jun-2024	$17,729	$29,410	$18,634
Jun-2025	$17,576	$34,017	$19,666
Jun-2026	$20,806	$41,504	$28,123

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$9,849,130
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio Turnover41%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Small Cap Value Fund	18.38%	3.30%	7.60%
Russell 1000® Index	22.01%	12.66%	15.29%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index. The Russell 1000 Index is an unmanaged index used to measure performance of the large-cap segment of the U.S. Equity universe.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Electric Utilities	0.7%
Apparel & Textile Products	1.6%
Oil & Gas Services & Equipment	2.2%
Food	2.4%
Medical Equipment & Devices	2.4%
Leisure Products	2.8%
Oil & Gas Producers	3.0%
REITs	3.2%
Electrical Equipment	3.2%
Reit	3.3%
Commercial Support Services	5.9%
Real Estate Services	6.4%
Specialty Finance	8.0%
Leisure Facilities & Services	8.7%
Chemicals	12.8%
Home Construction	14.5%
Banking	18.9%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
United States	100.0%

Cullen Small Cap Value Fund

Annual - June 30, 2026

Class C

CUSCX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CUSCX

Annual Shareholder Report - June 30, 2026

Class I

CUSIX

Cullen Small Cap Value Fund

This Annual shareholder report contains important information about the Cullen Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.00%

How did the Fund perform during the reporting period?

Class I Performance for the twelve months ended June 30, 2026 for the Cullen Small Cap Value Fund (“Small Cap Fund”) versus its Benchmark was as follows:

Fund/Benchmark                 Performance

Class I                                 19.45%

Russell 2000 Value Index    43.01%

The Small Cap Fund's underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Real Estate, Technology, and Financial sectors, along with the Fund's underweight allocation to the Technology and Healthcare sectors. Partially offsetting relative performance was the Fund's strong stock selection in Consumer Discretionary and Consumer Staples and the Fund's overweight allocation to Energy.

How did the Fund perform over the past 10 years?

This chart shows the value of a $1,000,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

Total Return Based on $1,000,000 Investment

Cullen Small Cap Value Fund
Russell 1000® Index
Russell 2000® Value Index
$4,500,000
$4,000,000
$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$4,150,423
$2,812,317
$2,299,160
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Small Cap Value Fund	Russell 1000® Index	Russell 2000® Value Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,211,143	$1,180,296	$1,248,570
Jun-2018	$1,303,483	$1,351,878	$1,412,122
Jun-2019	$1,276,547	$1,487,325	$1,324,070
Jun-2020	$1,091,589	$1,598,588	$1,092,663
Jun-2021	$1,859,431	$2,287,139	$1,893,362
Jun-2022	$1,745,768	$1,989,008	$1,585,114
Jun-2023	$1,820,032	$2,374,149	$1,680,340
Jun-2024	$1,922,208	$2,941,034	$1,863,426
Jun-2025	$1,924,725	$3,401,731	$1,966,573
Jun-2026	$2,299,160	$4,150,423	$2,812,317

The chart above represents historical performance of a hypothetical investment of $1,000,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$9,849,130
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio Turnover41%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Small Cap Value Fund	19.45%	4.34%	8.68%
Russell 1000® Index	22.01%	12.66%	15.29%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index. The Russell 1000 Index is an unmanaged index used to measure performance of the large-cap segment of the U.S. Equity universe.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Electric Utilities	0.7%
Apparel & Textile Products	1.6%
Oil & Gas Services & Equipment	2.2%
Food	2.4%
Medical Equipment & Devices	2.4%
Leisure Products	2.8%
Oil & Gas Producers	3.0%
REITs	3.2%
Electrical Equipment	3.2%
Reit	3.3%
Commercial Support Services	5.9%
Real Estate Services	6.4%
Specialty Finance	8.0%
Leisure Facilities & Services	8.7%
Chemicals	12.8%
Home Construction	14.5%
Banking	18.9%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
United States	100.0%

Cullen Small Cap Value Fund

Annual - June 30, 2026

Class I

CUSIX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CUSIX

Annual Shareholder Report - June 30, 2026

Retail Class

CUSRX

Cullen Small Cap Value Fund

This Annual shareholder report contains important information about the Cullen Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$137	1.25%

How did the Fund perform during the reporting period?

Retail Class Performance for the twelve months ended June 30, 2026 for the Cullen Small Cap Value Fund (“Small Cap Fund”) versus its Benchmark was as follows:

Fund/Benchmark                 Performance

Retail Class                         19.18%

Russell 2000 Value Index    43.01%

The Small Cap Fund's underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Real Estate, Technology, and Financial sectors, along with the Fund's underweight allocation to the Technology and Healthcare sectors. Partially offsetting relative performance was the Fund's strong stock selection in Consumer Discretionary and Consumer Staples and the Fund's overweight allocation to Energy.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

Total Return Based on a $10,000 Investment

Cullen Small Cap Value Fund
Russell 1000® Index
Russell 2000® Value Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$41,504
$28,123
$22,424
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Small Cap Value Fund	Russell 1000® Index	Russell 2000® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,081	$11,803	$12,486
Jun-2018	$12,972	$13,519	$14,121
Jun-2019	$12,677	$14,873	$13,241
Jun-2020	$10,801	$15,986	$10,927
Jun-2021	$18,362	$22,871	$18,934
Jun-2022	$17,197	$19,890	$15,851
Jun-2023	$17,876	$23,741	$16,803
Jun-2024	$18,839	$29,410	$18,634
Jun-2025	$18,816	$34,017	$19,666
Jun-2026	$22,424	$41,504	$28,123

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$9,849,130
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio Turnover41%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Small Cap Value Fund	19.18%	4.08%	8.41%
Russell 1000® Index	22.01%	12.66%	15.29%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index. The Russell 1000 Index is an unmanaged index used to measure performance of the large-cap segment of the U.S. Equity universe.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Electric Utilities	0.7%
Apparel & Textile Products	1.6%
Oil & Gas Services & Equipment	2.2%
Food	2.4%
Medical Equipment & Devices	2.4%
Leisure Products	2.8%
Oil & Gas Producers	3.0%
REITs	3.2%
Electrical Equipment	3.2%
Reit	3.3%
Commercial Support Services	5.9%
Real Estate Services	6.4%
Specialty Finance	8.0%
Leisure Facilities & Services	8.7%
Chemicals	12.8%
Home Construction	14.5%
Banking	18.9%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
United States	100.0%

Cullen Small Cap Value Fund

Annual - June 30, 2026

Retail Class

CUSRX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CUSRX

Annual Shareholder Report - June 30, 2026

Class C

CVLFX

Cullen Value Fund

This Annual shareholder report contains important information about the Cullen Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.75%

How did the Fund perform during the reporting period?

Class C Performance for the twelve months ended June 30, 2026 for Cullen Value Fund (“Value Fund”) versus its Benchmark was as follows:

Fund/Benchmark          Performance

Class C                         29.25%

S&P 500 Index             22.32%

The Value Fund’s outperformance versus the S&P 500 Index during the period was primarily due to strong stock selection in Information Technology, Financials, Healthcare and Consumer Discretionary. In addition, the Fund’s overweight allocation to Industrials and underweight allocation to Consumer Discretionary and Communication Services aided performance for the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on $10,000 Investment

Cullen Value Fund
S&P 500® Index
Russell 1000® Value Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,271
$29,757
$26,093
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Value Fund	S&P 500® Index	Russell 1000® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,530	$11,790	$11,553
Jun-2018	$12,366	$13,484	$12,335
Jun-2019	$13,434	$14,889	$13,379
Jun-2020	$12,614	$16,006	$12,197
Jun-2021	$16,673	$22,536	$17,525
Jun-2022	$15,431	$20,144	$16,330
Jun-2023	$16,800	$24,091	$18,214
Jun-2024	$18,120	$30,006	$20,592
Jun-2025	$20,188	$34,556	$23,414
Jun-2026	$26,093	$42,271	$29,757

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$32,224,401
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio turnover18%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Value Fund	29.25%	9.37%	10.07%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Wholesale - Consumer Staples	1.2%
Entertainment Content	1.4%
Chemicals	1.6%
Food	1.6%
Telecommunications	1.6%
Transportation & Logistics	1.6%
Software	1.7%
Specialty Finance	1.9%
Automotive	1.9%
Household Products	2.1%
Containers & Packaging	2.1%
Electric Utilities	2.2%
Medical Equipment & Devices	2.7%
Industrial Conglomerates	2.7%
Equity	3.4%
Retail - Discretionary	3.5%
Institutional Financial Services	3.9%
Health Care Facilities & Services	3.9%
Oil & Gas Producers	3.9%
Electrical Equipment	4.4%
Insurance	6.3%
Biotech & Pharma	6.7%
Aerospace & Defense	8.1%
Technology Hardware	8.5%
Semiconductors	9.0%
Banking	12.1%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Bermuda	1.5%
Canada	1.6%
Germany	2.7%
Switzerland	3.1%
United Kingdom	3.3%
Ireland	4.9%
United States	82.9%

Cullen Value Fund

Annual - June 30, 2026

Class C

CVLFX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CVLFX

Annual Shareholder Report - June 30, 2026

Class I

CVLVX

Cullen Value Fund

This Annual shareholder report contains important information about the Cullen Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.75%

How did the Fund perform during the reporting period?

Class I Performance for the twelve months ended June 30, 2026 for Cullen Value Fund (“Value Fund”) versus its Benchmark was as follows:

Fund/Benchmark          Performance

Class I                          30.57%

S&P 500 Index             22.32%

The Value Fund’s outperformance versus the S&P 500 Index during the period was primarily due to strong stock selection in Information Technology, Financials, Healthcare and Consumer Discretionary. In addition, the Fund’s overweight allocation to Industrials and underweight allocation to Consumer Discretionary and Communication Services aided performance for the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a $1,000,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on $1,000,000 Investment

Cullen Value Fund
Russell 1000® Value Index
S&P 500® Index
$4,500,000
$4,000,000
$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$4,227,117
$2,975,661
$2,885,351
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Value Fund	Russell 1000® Value Index	S&P 500® Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,165,343	$1,155,302	$1,178,961
Jun-2018	$1,261,442	$1,233,519	$1,348,426
Jun-2019	$1,384,256	$1,337,903	$1,488,897
Jun-2020	$1,313,414	$1,219,680	$1,600,640
Jun-2021	$1,752,347	$1,752,479	$2,253,607
Jun-2022	$1,638,303	$1,632,969	$2,014,369
Jun-2023	$1,801,546	$1,821,411	$2,409,065
Jun-2024	$1,963,285	$2,059,225	$3,000,638
Jun-2025	$2,209,815	$2,341,382	$3,455,645
Jun-2026	$2,885,351	$2,975,661	$4,227,117

The chart above represents historical performance of a hypothetical investment of $1,000,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$32,224,401
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio turnover18%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Value Fund	30.57%	10.49%	11.18%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Wholesale - Consumer Staples	1.2%
Entertainment Content	1.4%
Chemicals	1.6%
Food	1.6%
Telecommunications	1.6%
Transportation & Logistics	1.6%
Software	1.7%
Specialty Finance	1.9%
Automotive	1.9%
Household Products	2.1%
Containers & Packaging	2.1%
Electric Utilities	2.2%
Medical Equipment & Devices	2.7%
Industrial Conglomerates	2.7%
Equity	3.4%
Retail - Discretionary	3.5%
Institutional Financial Services	3.9%
Health Care Facilities & Services	3.9%
Oil & Gas Producers	3.9%
Electrical Equipment	4.4%
Insurance	6.3%
Biotech & Pharma	6.7%
Aerospace & Defense	8.1%
Technology Hardware	8.5%
Semiconductors	9.0%
Banking	12.1%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Bermuda	1.5%
Canada	1.6%
Germany	2.7%
Switzerland	3.1%
United Kingdom	3.3%
Ireland	4.9%
United States	82.9%

Cullen Value Fund

Annual - June 30, 2026

Class I

CVLVX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CVLVX

Annual Shareholder Report - June 30, 2026

Retail Class

CVLEX

Cullen Value Fund

This Annual shareholder report contains important information about the Cullen Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$115	1.00%

How did the Fund perform during the reporting period?

Retail Class Performance for the twelve months ended June 30, 2026 for Cullen Value Fund (“Value Fund”) versus its Benchmark was as follows:

Fund/Benchmark          Performance

Retail Class                  30.28%

S&P 500 Index             22.32%

The Value Fund’s outperformance versus the S&P 500 Index during the period was primarily due to strong stock selection in Information Technology, Financials, Healthcare and Consumer Discretionary. In addition, the Fund’s overweight allocation to Industrials and underweight allocation to Consumer Discretionary and Communication Services aided performance for the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on $10,000 Investment

Cullen Value Fund
S&P 500® Index
Russell 1000® Value Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,271
$29,757
$28,127
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Cullen Value Fund	S&P 500® Index	Russell 1000® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,619	$11,790	$11,553
Jun-2018	$12,544	$13,484	$12,335
Jun-2019	$13,733	$14,889	$13,379
Jun-2020	$12,994	$16,006	$12,197
Jun-2021	$17,298	$22,536	$17,525
Jun-2022	$16,137	$20,144	$16,330
Jun-2023	$17,698	$24,091	$18,214
Jun-2024	$19,236	$30,006	$20,592
Jun-2025	$21,589	$34,556	$23,414
Jun-2026	$28,127	$42,271	$29,757

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$32,224,401
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio turnover18%

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Cullen Value Fund	30.28%	10.21%	10.90%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Wholesale - Consumer Staples	1.2%
Entertainment Content	1.4%
Chemicals	1.6%
Food	1.6%
Telecommunications	1.6%
Transportation & Logistics	1.6%
Software	1.7%
Specialty Finance	1.9%
Automotive	1.9%
Household Products	2.1%
Containers & Packaging	2.1%
Electric Utilities	2.2%
Medical Equipment & Devices	2.7%
Industrial Conglomerates	2.7%
Equity	3.4%
Retail - Discretionary	3.5%
Institutional Financial Services	3.9%
Health Care Facilities & Services	3.9%
Oil & Gas Producers	3.9%
Electrical Equipment	4.4%
Insurance	6.3%
Biotech & Pharma	6.7%
Aerospace & Defense	8.1%
Technology Hardware	8.5%
Semiconductors	9.0%
Banking	12.1%

COUNTRY

(Expressed as % of Total Investment)

Table Summary
Value	Value
Bermuda	1.5%
Canada	1.6%
Germany	2.7%
Switzerland	3.1%
United Kingdom	3.3%
Ireland	4.9%
United States	82.9%

Cullen Value Fund

Annual - June 30, 2026

Retail Class

CVLEX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ or call 800-644-6595.

TSR-AR 063026-CVLEX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)	N/A

(c)	During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	N/A

(f)	The registrant’s Code of Ethics is filed herewith as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $150,000 and $273,860, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.
(c)	Tax Fees: For the registrant’s fiscal years ended June 30, 2026 and June 30, 2025, aggregate fees of $36,000 and $112,875, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
(d)	All Other Fees: For the registrant’s fiscal years ended June 30, 2026 and June 30, 2025, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.
(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant’s principal auditors must be pre-approved by the registrant’s audit committee.
(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2025 and 2024, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and

Additional Information

June 30, 2026

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund
Schedule of Investments

June 30, 2026

COMMON STOCKS — 94.38%	Shares	Fair Value
Australia - 3.02%
Rio Tinto Ltd.	105,211	$12,559,649
Sonic Healthcare Ltd.	28,394	408,885
		12,968,534
Brazil - 1.28%
Petroleo Brasileiro S.A.	681,230	5,492,430

Canada - 3.63%
Enbridge, Inc.	163,765	8,880,467
Power Corp of Canada	107,813	6,721,304
		15,601,771
China - 0.40%
Midea Group Company Ltd.	17,087	179,959
Zijin Mining Group Company Ltd., H Shares	442,258	1,545,089
		1,725,048
Denmark - 1.37%
Novo Nordisk A/S, Class B	122,350	5,884,325

Finland - 0.03%
UPM-Kymmene OYJ	5,161	136,731

France - 8.52%
BNP Paribas S.A.	39,440	4,600,207
Cie de Saint-Gobain S.A.	76,245	6,892,262
Cie Generale des Etablissements Michelin SCA	78,493	3,025,167
Sanofi S.A.	75,467	6,470,324
TotalEnergies S.E.	136,900	10,635,271
Vinci S.A.	34,307	5,006,777
		36,630,008
Germany - 6.58%
Deutsche Post A.G.	44,324	2,687,683
Deutsche Telekom A.G.	70,485	1,919,684
Mercedes-Benz Group A.G.	118,488	5,942,666
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	5,304	2,958,780
Siemens A.G.	45,989	14,765,112
		28,273,925
Ireland - 3.24%
AIB Group plc	1,111,050	13,036,472
Smurfit WestRock plc	19,802	916,041
		13,952,513
Italy - 6.78%
Enel SpA	1,030,800	11,834,719
UniCredit SpA	193,799	17,319,527
		29,154,246
Japan - 17.13%
Bridgestone Corporation	253,321	5,313,097
Komatsu Ltd.	215,800	8,338,186
MS&AD Insurance Group Holdings, Inc.	491,173	12,809,215
Nippon Telegraph & Telephone Corporation	297,298	265,144
ORIX Corporation	341,484	12,915,078
SoftBank Corporation	7,178,295	9,187,886
Tokio Marine Holdings, Inc.	307,193	13,607,759
Toyota Motor Corporation	667,805	11,192,791
		73,629,156
Mexico - 4.91%
Coca-Cola Femsa S.A.B. de C.V.	596,122	6,335,334
Grupo Financiero Banorte S.A.B de C.V.	872,659	9,240,823
Prologis Property Mexico S.A. de C.V.	1,288,224	5,561,135
		21,137,292
Netherlands - 2.97%
NN Group N.V.	145,872	12,769,838
COMMON STOCKS — 94.38% (Continued)	Shares	Fair Value
Norway - 0.31%
DNB Bank ASA	45,161	$1,344,633

Poland - 1.97%
Powszechna Kasa Oszczednosci Bank Polski S.A.	309,599	8,488,500

Singapore - 1.50%
United Overseas Bank Ltd.	210,441	6,467,950

South Korea - 2.80%
KT&G Corporation	109,816	12,048,110

Spain - 3.04%
Iberdrola S.A.	524,051	13,069,857

Sweden - 2.96%
Svenska Handelsbanken A.B., Class A	164,488	2,419,226
Volvo A.B., Class B	303,348	10,309,062
		12,728,288
Switzerland - 8.07%
Julius Baer Group Ltd.	137,520	11,880,263
Nestle S.A.	5,590	574,795
Novartis A.G. - ADR	99,970	15,667,298
Roche Holding A.G.	9,670	3,983,039
Zurich Insurance Group A.G.	3,460	2,563,407
		34,668,802
Taiwan - 4.45%
ASE Technology Holding Company Ltd.	292,664	6,254,290
Hon Hai Precision Industry Company Ltd.	680,100	5,364,711
Quanta Computer, Inc.	650,800	7,526,537
		19,145,538
United Kingdom - 9.42%
3i Group plc	8,188	269,997
BAE Systems plc	247,343	6,049,800
British American Tobacco plc - ADR	208,485	12,876,034
Coca-Cola Europacific Partners plc	14,694	1,470,429
Diageo plc	98,787	1,994,975
National Grid plc	613,560	10,156,689
Shell plc	47,364	1,842,642
Tesco plc	957,079	5,823,137
Unilever plc	1,000	60,054
		40,543,757

Total Common Stocks (Cost $311,639,411)		405,861,252

PREFERRED STOCK — 1.64%
South Korea - 1.64%
Samsung Electronics Company Ltd.	51,407	7,045,788

Total Preferred Stock (Cost $3,155,550)		7,045,788

Total Investments - 96.02%
(Cost $314,794,961)		$412,907,040
Other Assets in Excess of Liabilities - 3.98%		17,113,255
NET ASSETS - 100.00%		$430,020,295

ADR          - American Depositary Receipt

See Notes to Financial Statements

Cullen International High Dividend Fund

Schedule of Investments (continued)

June 30, 2026

Diversification of Assets
Industry	% of Net Assets
Diversified Banks	14.63%
Pharmaceuticals	7.44%
Property & Casualty Insurance	6.14%
Tobacco	5.80%
Electric Utilities	5.79%
Life & Health Insurance	4.53%
Construction Machinery & Heavy Trucks	4.34%
Integrated Oil & Gas	4.18%
Automobile Manufacturers	3.99%
Industrial Conglomerates	3.43%
Technology Hardware, Storage & Peripherals	3.39%
Diversified Financial Services	3.00%
Diversified Metals & Mining	2.92%
Asset Management & Custody Banks	2.83%
Multi-Utilities	2.36%
Wireless Telecommunication Services	2.14%
Oil & Gas Storage & Transportation	2.07%
Tires & Rubber	1.94%
Soft Drinks & Non-Alcoholic Beverages	1.82%
Building Products	1.60%
Semiconductors	1.45%
Aerospace & Defense	1.41%
Food Retail	1.35%
Industrial REITS	1.29%
Electronic Manufacturing Services	1.25%
Construction & Engineering	1.16%
Reinsurance	0.69%
Air Freight & Logistics	0.63%
Industrial Machinery & Supplies & Components	0.60%
Integrated Telecommunication Services	0.51%
Distillers & Vintners	0.46%
Gold	0.36%
Paper & Plastic Packaging Products & Materials	0.21%
Packaged Foods & Meats	0.13%
Health Care Services	0.10%
Household Appliances	0.04%
Paper Products	0.03%
Personal Care Products	0.01%
Total	96.02%
Other Assets in Excess of Liabilities	3.98%
Grand Total	100.00%

See Notes to Financial Statements.

Cullen High Dividend Equity Fund
Schedule of Investments

June 30, 2026

COMMON STOCKS — 97.19%	Shares	Fair Value
Communications - 3.46%
AT&T, Inc.	620,786	$12,850,269
BCE, Inc.	156,270	3,361,368
Omnicom Group, Inc.	86,279	6,283,700
		22,495,337
Consumer Discretionary - 5.32%
Genuine Parts Company	116,150	13,703,378
Lowe’s Companies, Inc.	61,258	13,506,776
Restaurant Brands International, Inc.	102,085	7,402,183
		34,612,337
Consumer Staples - 9.88%
Altria Group, Inc.	176,484	12,698,024
Diageo plc - ADR	85,212	6,849,341
Philip Morris International, Inc.	98,376	17,797,202
Target Corporation	94,374	12,326,188
Unilever plc - ADR	241,862	14,540,743
		64,211,498
Energy - 6.23%
Chevron Corporation	74,764	12,392,881
ConocoPhillips	134,525	13,985,219
Exxon Mobil Corporation	103,225	14,112,922
		40,491,022
Financials - 22.33%
Bank of America Corporation	374,965	21,365,506
Chubb Ltd.	59,134	20,149,319
Citigroup, Inc.	181,896	25,458,164
JPMorgan Chase & Company	60,557	19,822,123
Morgan Stanley	119,016	24,879,105
Travelers Companies, Inc. (The)	67,833	22,393,030
Truist Financial Corporation	222,226	11,071,299
		145,138,546
Health Care - 14.77%
Becton Dickinson & Company	34,691	5,249,789
Johnson & Johnson	106,535	27,056,694
Medtronic plc	174,981	13,688,764
Merck & Company, Inc.	142,042	18,252,397
Novartis AG - ADR	132,065	20,697,227
UnitedHealth Group, Inc.	26,688	11,092,333
		96,037,204
Industrials - 14.26%
General Dynamics Corporation	54,392	19,267,822
Johnson Controls International plc	136,807	19,988,871
RTX Corporation	110,964	21,053,199
Siemens AG - ADR	141,054	22,696,999
United Parcel Service, Inc., Class B	89,639	9,636,193
		92,643,084
Materials - 0.25%
Dow, Inc.	60,018	1,642,092

Real Estate - 4.31%
Crown Castle, Inc.	96,510	7,308,702
Healthpeak Properties, Inc.	450,431	9,639,223
VICI Properties, Inc.	417,447	11,083,219
		28,031,144
Technology - 10.54%
Broadcom, Inc.	45,884	17,332,681
Cisco Systems, Inc.	244,165	28,679,621
Microsoft Corporation	38,059	14,196,768
QUALCOMM, Inc.	45,011	8,317,583
		68,526,653
Utilities - 5.84%
Duke Energy Corporation	138,927	17,585,380
NextEra Energy, Inc.	232,199	20,380,106
		37,965,486

Total Common Stocks (Cost $260,406,141)		631,794,403
EXCHANGE-TRADED FUNDS — 2.01%	Shares	Fair Value
Equity - 2.01%
State Street Communication Services Select Sector SPDR ETF	57,390	$6,148,191
State Street Health Care Select Sector SPDR ETF	43,646	6,924,874
		13,073,065

Total Exchange-Traded Funds (Cost $13,117,562)		13,073,065

Total Investments - 99.20%
(Cost $273,523,703)		$644,867,468
Other Assets in Excess of Liabilities - 0.80%		5,206,813
NET ASSETS - 100.00%		$650,074,281

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See Notes to Financial Statements

Cullen Small Cap Value Fund
Schedule of Investments

June 30, 2026

COMMON STOCKS — 99.81%	Shares	Fair Value
Consumer Discretionary - 27.50%
Carter’s, Inc.	3,757	$154,638
Fortune Brands Innovations, Inc.	7,164	393,304
M/I Homes, Inc.(a)	3,210	516,136
Malibu Boats, Inc., Class A(a)	9,864	270,570
Marriott Vacations Worldwide Corporation	8,383	854,060
Masterbrand, Inc.(a)	50,596	520,633
		2,709,341
Consumer Staples - 2.35%
John B Sanfilippo & Son, Inc.	2,693	231,571

Energy - 5.19%
Devon Energy Corporation	2,522	104,209
Helmerich & Payne, Inc.	2,555	83,651
Select Water Solutions, Inc., Class A	6,842	136,703
SM Energy Company	3,544	92,498
Viper Energy, Inc., Class A	2,225	94,340
		511,401
Financials - 26.88%
Ameris Bancorp	2,439	220,144
Enterprise Financial Services Corporation	4,449	293,100
First Horizon Corporation	13,216	338,858
First Interstate BancSystem, Inc., Class A	5,062	195,191
LendingTree, Inc.(a)	3,853	170,649
loanDepot, Inc., Class A(a)	216,795	270,994
PennyMac Financial Services, Inc.	3,928	342,129
Simmons First National Corporation, Class A	12,257	277,621
SouthState Bank Corporation	2,356	235,364
WesBanco, Inc.	7,761	302,912
		2,646,962
Health Care - 2.37%
Varex Imaging Corporation(a)	22,349	233,100

Industrials - 9.08%
Barrett Business Services, Inc.	13,083	464,708
Belden, Inc.	2,644	317,042
Korn Ferry	1,684	112,121
		893,871
Materials - 12.86%
Avient Corporation	12,660	467,914
Huntsman Corporation	28,958	307,534
Quaker Chemical Corporation	3,090	490,908
		1,266,356
Real Estate - 12.85%
Cousins Properties, Inc.	10,793	323,574
Douglas Elliman, Inc.(a)	246,580	436,447
Highwoods Properties, Inc.	10,387	313,272
Newmark Group, Inc., Class A	12,694	191,806
		1,265,099
Utilities - 0.73%
Portland General Electric Company	1,395	72,303

Total Common Stocks (Cost $8,152,558)		9,830,004

Total Investments - 99.81%
(Cost $8,152,558)		$9,830,004
Other Assets in Excess of Liabilities - 0.19%		19,126
NET ASSETS - 100.00%		$9,849,130

(a)	Non-income producing security.

See Notes to Financial Statements

Cullen Value Fund
Schedule of Investments

June 30, 2026

COMMON STOCKS — 95.61%	Shares	Fair Value
Communications - 2.96%
Verizon Communications, Inc.	11,700	$495,378
Walt Disney Company (The)	4,773	459,401
		954,779
Consumer Discretionary - 5.35%
BorgWarner, Inc.	9,045	600,588
Genuine Parts Company	3,640	429,447
Lowe’s Companies, Inc.	3,145	693,441
		1,723,476
Consumer Staples - 4.81%
Archer-Daniels-Midland Company	5,149	393,384
Mondelez International, Inc., Class A	8,495	491,351
Unilever plc - ADR	11,016	662,282
		1,547,017
Energy - 3.89%
Chevron Corporation	4,044	670,334
ConocoPhillips	5,621	584,359
		1,254,693
Financials - 23.99%
Allstate Corporation (The)	4,396	1,045,985
American Express Company	1,759	594,982
Bank of America Corporation	15,380	876,352
Chubb Ltd.	2,860	974,516
Citigroup, Inc.	12,134	1,698,274
JPMorgan Chase & Company	2,995	980,353
Morgan Stanley	5,890	1,231,246
Truist Financial Corporation	6,575	327,567
		7,729,275
Health Care - 13.15%
Becton Dickinson & Company	2,033	307,654
Bristol-Myers Squibb Company	6,960	401,035
Cigna Group (The)	2,202	607,047
Johnson & Johnson	3,988	1,012,832
Medtronic plc	7,005	548,001
Merck & Company, Inc.	5,697	732,065
UnitedHealth Group, Inc.	1,510	627,602
		4,236,236
Industrials - 16.61%
Boeing Company (The)(a)	2,417	523,208
Canadian National Railway Company	4,242	505,816
General Dynamics Corporation	2,325	823,608
Johnson Controls International plc	6,950	1,015,464
RTX Corporation	6,474	1,228,312
Sensata Technologies Holding plc	8,175	390,275
Siemens A.G. - ADR	5,400	868,914
		5,355,597
Materials - 3.60%
Axalta Coating Systems Ltd.(a)	14,400	492,768
Packaging Corporation of America	2,800	667,184
		1,159,952
Technology - 19.03%
Applied Materials, Inc.	3,968	2,868,864
Arrow Electronics, Inc.(a)	5,622	1,199,791
Cisco Systems, Inc.	12,901	1,515,351
Oracle Corporation	3,750	549,563
		6,133,569
Utilities - 2.22%
NextEra Energy, Inc.	8,155	715,764

Total Common Stocks (Cost $13,274,199)		30,810,358
EXCHANGE-TRADED FUNDS — 3.34%	Shares	Fair Value
Equity - 3.34%
State Street Communication Services Select Sector SPDR ETF	2,596	278,109
State Street Consumer Discretionary Select Sector SPDR ETF	2,383	279,478
State Street Health Care Select Sector SPDR ETF	3,270	518,819
		1,076,406

Total Exchange-Traded Funds (Cost $1,079,000)		1,076,406

Total Investments - 98.95%
(Cost $14,353,199)		$31,886,764
Other Assets in Excess of Liabilities - 1.05%		337,637
NET ASSETS - 100.00%		$32,224,401

(a) Non-income producing security.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See Notes to Financial Statements

Cullen Emerging Markets High Dividend Fund
Schedule of Investments

June 30, 2026

COMMON STOCKS — 89.96%	Shares	Fair Value
Brazil - 4.88%
Axia Energia	2,885,036	$30,342,658
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	3,703,570	16,377,207
Petroleo Brasileiro S.A.	5,359,710	43,212,766
SLC Agricola S.A.	246,461	614,055
Transmissora Alianca de Energia Eletrica S.A.	2,302,739	17,790,815
		108,337,501
Cayman Islands - 0.00%(a)
China Hongqiao Group Ltd.	100	256
NU Holdings Ltd., Class A(b)	100	1,336
		1,592
China - 7.50%
Alibaba Group Holding Ltd.	1,000	11,839
BYD Company Ltd., Class H	10,000	92,377
China Construction Bank Corporation, Class H	67,385,185	69,337,019
Midea Group Company Ltd.	886,239	9,333,792
PetroChina Company Ltd., Class H	26,413,000	28,558,854
Sands China Ltd.	100	166
Tencent Holdings Ltd.	791,800	43,391,944
Weichai Power Company Ltd., H Shares	476,400	2,071,349
Zijin Mining Group Company Ltd., H Shares	3,948,196	13,793,563
		166,590,903
Greece - 2.70%
Eurobank S.A.	10,603,872	50,434,084
OPAP Holding S.A.	601,540	9,561,992
		59,996,076
Hong Kong - 3.16%
AIA Group Ltd.	1,591,700	14,500,756
Galaxy Entertainment Group Ltd.	2,013,000	7,551,159
Lenovo Group Ltd.	16,392,000	48,113,225
		70,165,140
Hungary - 1.11%
Gedeon Richter plc	633,905	24,535,237

India - 5.39%
Embassy Office Parks REIT	3,738,668	17,333,644
ICICI Bank Ltd. - ADR	685,079	19,887,843
IRB InvIT Fund 144A(c)	15,505,050	9,926,953
NHPC Ltd.	17,189,007	14,796,560
NTPC Ltd.	8,390,820	31,674,213
Power Grid Corporation of India Ltd.	1,623,632	4,920,034
REC Ltd.	1,194,663	4,600,100
State Bank of India	1,507,687	16,386,966
		119,526,313
Kazakhstan - 2.18%
Kaspi.KZ JSC - ADR	182,599	15,820,377
NAC Kazatomprom JSC	475,446	32,663,141
		48,483,518
Luxembourg - 2.45%
Millicom International Cellular S.A.	598,141	54,287,277

Malaysia - 1.46%
Tenaga Nasional Bhd	9,300,802	32,516,147

Mexico - 6.15%
Arca Continental S.A.B. de C.V.	2,930,388	35,038,523
Coca-Cola Femsa S.A.B. de C.V.	2,782,325	29,569,382
Grupo Financiero Banorte S.A.B. de C.V.	3,778,420	40,010,714
Prologis Property Mexico S.A. de C.V.	7,408,430	31,981,455
		136,600,074
Panama - 2.95%
Copa Holdings S.A., Class A	420,385	65,399,294
COMMON STOCKS — 89.96% (Continued)	Shares	Fair Value
Philippines - 2.26%
DigiPlus Interactive Corporation	5,019,610	$957,441
International Container Terminal Services, Inc.	3,393,730	49,240,621
		50,198,062
Poland - 2.69%
Benefit Systems S.A.	5,040	6,527,428
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,942,225	53,251,392
		59,778,820
Saudi Arabia - 0.00%(a)
Saudi Arabian Oil Company	1,000	6,952

South Korea - 18.59%
HD Korea Shipbuilding & Offshore Engineering Company Ltd.	144,000	32,583,819
Hyundai Motor Company	55,001	17,601,401
KB Financial Group, Inc.	299,136	30,749,443
Kia Corporation	260,400	23,232,263
KIWOOM Securities Company Ltd.	154,300	34,216,178
KT&G Corporation	528,352	57,966,443
Macquarie Korea Infrastructure Fund	44,989	296,091
Samsung Electronics Company Ltd.	842,143	181,846,004
SK Hynix, Inc.	20,000	34,264,731
		412,756,373
Taiwan - 21.35%
ASE Technology Holding Company Ltd.	4,053,607	86,626,422
Hon Hai Precision Industry Company Ltd.	10,679,500	84,241,185
Quanta Computer, Inc.	2,412,100	27,896,065
Sinbon Electronics Company Ltd.	1,194,138	12,327,917
Sunonwealth Electric Machine Industry Company Ltd.	5,731,795	25,578,721
Taiwan Semiconductor Manufacturing Company Ltd.	1,887,600	142,964,048
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	107,273	51,230,367
Wiwynn Corporation	295,103	42,985,619
		473,850,344
United Arab Emirates - 2.64%
Air Arabia PJSC	7,663,975	11,371,192
Aldar Properties PJSC	16,529,264	37,169,527
Emirates NBD Bank PJSC	896,800	7,216,979
TECOM Group PJSC	3,113,308	2,941,081
		58,698,779
United Kingdom - 1.87%
Anglo American plc	792,843	38,879,184
Metlen Energy & Metals plc	54,900	2,584,193
		41,463,377
Uzbekistan - 0.02%
National Investment Fund of the Republic of Uzbekistan JSC 144A(b)(c)	17,000	537,200

Vietnam - 0.61%
Gemadept Corporation	3,494,600	9,798,193
Ho Chi Minh City Securities Corporation	3,569,700	3,698,889
		13,497,082

Total Common Stocks (Cost $1,406,871,819)		1,997,226,061

PARTICIPATION (EQUITY LINKED) NOTES — 5.97%
China - 5.97%
Contemporary Amperex Technology Company Ltd.(b)	1,174,033	67,999,928
Weichai Power Company Ltd.(b)	16,096,795	64,644,326
		132,644,254
Total Participation (Equity Linked) Notes
(Cost $89,254,810)		132,644,254

See Notes to Financial Statements

Cullen Emerging Markets High Dividend Fund

Schedule of Investments (continued)

June 30, 2026

PREFERRED STOCKS — 1.13%	Shares	Fair Value
Brazil - 1.13%
Axia Energia(b)	158,916	$1,639,083
Itau Unibanco Holding S.A.	2,870,482	23,476,473
		25,115,556

Total Preferred Stocks (Cost $21,834,699)		25,115,556
Total Investments - 97.06%
(Cost $1,517,961,328)		$2,154,985,871
Other Assets in Excess of Liabilities - 2.94%		65,178,613
NET ASSETS - 100.00%		$2,220,164,484

(a)	Amount less than 0.01%
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of Rule 144A securities is $10,464,153 or 0.47% of net assets.

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See Notes to Financial Statements

Cullen Emerging Markets High Dividend Fund
Schedule of Investments (continued)
June 30, 2026

Diversification of Assets
Industry	% of Net Assets
Semiconductors	14.19%
Diversified Banks	14.00%
Technology Hardware, Storage & Peripherals	13.55%
Construction Machinery & Heavy Trucks	4.47%
Electric Utilities	3.85%
Electronic Manufacturing Services	3.80%
Passenger Airlines	3.46%
Integrated Oil & Gas	3.23%
Electrical Components & Equipment	3.06%
Soft Drinks & Non-Alcoholic Beverages	2.91%
Marine Ports & Services	2.66%
Tobacco	2.61%
Wireless Telecommunication Services	2.45%
Interactive Media & Services	1.96%
Automobile Manufacturers	1.84%
Diversified Metals & Mining	1.75%
Investment Banking & Brokerage	1.72%
Diversified Real Estate Activities	1.67%
Coal & Consumable Fuels	1.47%
Industrial REITS	1.44%
Independent Power Producers & Energy Traders	1.43%
Industrial Machinery & Supplies & Components	1.15%
Pharmaceuticals	1.11%
Casinos & Gaming	0.81%
Office REITs	0.78%
Homebuilding	0.74%
Consumer Finance	0.71%
Renewable Electricity	0.67%
Life & Health Insurance	0.65%
Gold	0.62%
Electronic Components	0.56%
Infrastructure REITs	0.45%
Household Appliances	0.42%
Human Resource & Employment Services	0.29%
Specialized Finance	0.21%
Real Estate Operating Companies	0.13%
Industrial Conglomerates	0.12%
Power Generation	0.07%
Agricultural Products & Services	0.03%
Investment Companies	0.02%

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund
Schedule of Investments (continued)
June 30, 2026

Diversification of Assets
Industry	% of Net Assets
Broadline Retail	0.00	%(a)
Aluminum	0.00	%(a)
Total	97.06%
Other Assets in Excess of Liabilities	2.94%
Grand Total	100.00%

(a)	Amount less than 0.01%.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund
Schedule of Investments

June 30, 2026

COMMON STOCKS — 96.56%	Shares	Fair Value
Communications - 7.23%
BCE, Inc.	162,229	$3,489,546
Comcast Corporation, Class A	127,925	3,140,559
Verizon Communications, Inc.	89,828	3,803,317
		10,433,422
Consumer Discretionary - 3.03%
Restaurant Brands International, Inc.(a)	60,280	4,370,903

Consumer Staples - 12.43%
Altria Group, Inc.(a)	57,721	4,153,026
British American Tobacco plc - ADR	63,805	3,940,597
Keurig Dr Pepper, Inc.	138,980	4,548,815
Sysco Corporation	63,373	5,296,716
		17,939,154
Energy - 9.56%
ConocoPhillips	53,428	5,554,375
EOG Resources, Inc.	32,053	4,158,236
Exxon Mobil Corporation	29,800	4,074,256
		13,786,867
Financials - 13.71%
American International Group, Inc.	46,005	3,428,753
Bank of America Corporation	26	1,481
Citigroup, Inc.	33,200	4,646,672
First Horizon Corporation(a)	147,405	3,779,464
PNC Financial Services Group, Inc. (The)	13,221	3,255,275
Truist Financial Corporation(a)	93,551	4,660,710
		19,772,355
Health Care - 16.81%
Becton Dickinson & Company	29,013	4,390,537
Bristol-Myers Squibb Company	90,732	5,227,978
Medtronic plc	54,943	4,298,191
Merck & Company, Inc.(a)	42,086	5,408,051
UnitedHealth Group, Inc.	11,805	4,906,512
		24,231,269
Industrials - 9.59%
General Dynamics Corporation	8,157	2,889,535
Honeywell Aerospace Inc.(b)	8,260	1,826,121
Honeywell International, Inc.	8,260	1,849,414
Union Pacific Corporation	12,000	3,264,000
United Parcel Service, Inc., Class B(a)	37,320	4,011,900
		13,840,970
Materials - 4.67%
PPG Industries, Inc.	30,129	3,654,347
Smurfit WestRock plc(a)	66,740	3,087,392
		6,741,739
Real Estate - 6.50%
Healthpeak Properties, Inc.	209,324	4,479,534
VICI Properties, Inc.	184,264	4,892,209
		9,371,743
Technology - 6.75%
International Business Machines Corporation	20,635	5,802,769
QUALCOMM, Inc.	21,323	3,940,277
		9,743,046
Utilities - 6.28%
Duke Energy Corporation(a)	37,374	4,730,801
PPL Corporation(a)	119,151	4,331,139
		9,061,940

Total Common Stocks (Cost $126,130,853)		139,293,408

Total Investments - 96.56%
(Cost $126,130,853)		$139,293,408
Other Assets in Excess of Liabilities - 3.44%		4,961,951
NET ASSETS - 100.00%		$144,255,359
(a)	Pledged security; a portion or all of the security pledged as collateral for written options in the amount of $32,120,611 as of June 30, 2026.
(b)	Non-income producing security.

SCHEDULE OF WRITTEN OPTION CONTRACTS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options - (0.33%)
Altria Group, Inc.	(577)	$(4,151,515)	$74.00	July 2026	$(45,006)
Duke Energy Corporation	(373)	(4,721,434)	130.00	July 2026	(26,110)
First Horizon Corporation	(738)	(1,892,232)	26.00	July 2026	(45,756)
Merck & Company, Inc.	(420)	(5,397,000)	125.00	July 2026	(212,100)
PPG Industries, Inc.	(301)	(3,650,829)	125.00	July 2026	(44,849)
PPL Corporation	(596)	(2,166,460)	38.00	July 2026	(8,940)
Restaurant Brands International, Inc.	(602)	(4,365,102)	75.00	July 2026	(39,130)
Smurfit Westrock plc	(667)	(3,085,542)	50.00	July 2026	(26,680)
Truist Financial Corporation	(468)	(2,331,576)	52.50	July 2026	(16,380)
United Parcel Service, Inc.	(373)	(4,009,750)	114.00	July 2026	(16,785)

Total Written Call Options (Premiums received $379,240)					$(481,736)

See Notes to Financial Statements

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
Assets:
Investments at Cost	$314,794,961	$273,523,703	$8,152,558	$14,353,199	$1,517,961,328	$126,130,853
Investments at Value	$412,907,040	$644,867,468	$9,830,004	$31,886,764	$2,154,985,871	$139,293,408
Cash	12,613,604	4,283,119	42,915	295,869	51,329,302	4,902,478
Foreign currencies (cost - $1,110,427, $0, $0, $0, $0, $0)	1,155,335	—	—	—	—	—
Deposit with Broker	—	—	—	—	—	40,062
Receivable for Securities Sold	6,636,144	—	—	—	79,282,108	—
Receivable for Fund Shares Sold	319,542	110,166	—	2,258	2,949,870	117,771
Dividends and Interest Receivable	3,191,674	2,627,170	12,853	66,955	5,429,549	556,576
Receivable Due from Adviser	—	—	45,681	258,516	—	—
Prepaid Expenses and Other Assets	7,551	—	12,012	33,599	456,943	16,893
Total Assets	436,830,890	651,887,923	9,943,465	32,543,961	2,294,433,643	144,927,188

Liabilities:
Due to custodian - foreign currencies (cost $0, $0, $0, $0, $84,406, $0)	—	—	—	—	152,109	—
Written Options, at Value (Premiums $379,240)	—	—	—	—	—	481,736
Investment Advisory Fees Payable	297,445	310,437	—	236,570	1,650,534	60,602
Payable for Securities Purchased	6,242,509	—	—	—	70,736,481	—
Payable for Fund Shares Redeemed	164,969	971,410	—	—	1,651,208	4,184
Distribution (12b-1) Fees Payable	2,155	30,452	181	768	28,567	9,099
Trustees' Fees and Expenses Payable	21,717	20,285	21,717	21,717	20,528	20,529
Professional Fees Payable	52,156	50,703	52,441	50,704	29,732	51,846
Accrued Expenses and Other Liabilities	29,644	430,355	19,996	9,801	—	43,833
Total Liabilities	6,810,595	1,813,642	94,335	319,560	74,269,159	671,829
NET ASSETS	$430,020,295	$650,074,281	$9,849,130	$32,224,401	$2,220,164,484	$144,255,359

NET ASSETS CONSIST OF
Paid-in-Capital	$316,296,679	$243,113,818	$7,538,648	$14,784,536	$1,520,061,567	$132,068,776
Total distributable earnings	113,723,616	406,960,463	2,310,482	17,439,865	700,102,917	12,186,583
NET ASSETS	$430,020,295	$650,074,281	$9,849,130	$32,224,401	$2,220,164,484	$144,255,359

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (Continued)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
PRICING OF SHARES
Retail Class:
Net Assets	$7,470,325	$70,676,949	$381,727	$2,063,901	$114,310,943	$5,359,249
Shares issued (unlimited number of beneficial interest authorized $0.001 par value)	527,928	4,973,579	26,073	112,866	5,926,443	488,952
Net Asset Value, offering and redemption price per share (Net assets/shares of beneficial interest)	$14.15	$14.21	$14.64	$18.29	$19.29	$10.96

Class C:
Net Assets	$616,636	$19,346,090	$134,061	$432,260	$5,021,556	$9,864,522
Shares issued (unlimited number of beneficial interest authorized $0.001 par value)	43,726	1,408,411	10,534	23,771	265,549	894,486
Net Asset Value, offering and redemption price per share (Net assets/shares of beneficial interest)	$14.10	$13.74	$12.73	$18.18	$18.91	$11.03

Class I:
Net Assets	421,933,334	560,051,242	9,333,342	29,728,240	$2,078,844,297	$129,031,588
Shares issued (unlimited number of beneficial interest authorized $0.001 par value)	29,472,106	39,352,578	608,243	1,634,447	106,805,419	11,685,317
Net Asset Value, offering and redemption price per share (Net assets/shares of beneficial interest)	$14.32	$14.23	$15.34	$18.19	$19.46	$11.04

R6 Class:
Net Assets					$21,987,688
Shares issued (unlimited number of beneficial interest authorized $0.001 par value)					1,129,310
Net Asset Value, offering and redemption price per share (Net assets/shares of beneficial interest)					$19.47

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2026

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
INVESTMENT INCOME:
Dividends*	$13,257,405	$18,758,406	$194,734	$596,311	$53,560,618	$5,262,908
Interest	229,257	143,815	1,862	15,023	1,086,419	45,482
Total Investment Income	13,486,662	18,902,221	196,596	611,334	54,647,037	5,308,390

EXPENSES:
Investment Advisory Fees (Note 6)	3,939,095	6,628,139	96,094	279,985	17,337,763	1,457,129
Distribution (12b-1) Fees - Retail Class	16,982	182,988	890	4,582	207,341	13,528
Distribution (12b-1) Fees - Class C	7,245	203,458	1,266	3,932	27,026	93,107
Custody Fees	139,033	28,828	2,811	2,705	1,265,306	10,626
Administrative Fees	95,248	157,110	8,575	13,204	393,938	39,599
Trustees' Fees	81,717	80,285	81,717	81,717	80,529	80,529
Registration and Filing Fees	78,473	90,568	44,554	44,885	133,836	47,444
Transfer Agent Fees	73,437	127,783	51,163	49,487	53,458	61,146
Legal Fees	71,627	71,425	71,627	71,425	101,447	71,627
Professional Fees	65,397	64,146	65,682	64,147	65,682	65,087
Other Expenses	116,113	425,529	37,174	34,087	229,780	63,819
Total Expenses	4,684,367	8,060,259	461,553	650,156	19,896,106	2,003,641
Less expenses waived/reimbursed from Investment Advisor (Note 6)	(718,587)	(2,702,980)	(363,289)	(431,502)	(2,305,314)	(804,306)
Net Expenses	3,965,780	5,357,279	98,264	218,654	17,590,792	1,199,335
NET INVESTMENT INCOME	9,520,882	13,544,942	98,332	392,680	37,056,245	4,109,055
Net realized gain/(loss) on:
Investments	51,148,476	69,622,321	1,207,256	1,050,849	178,991,596	(394,445)
Written Options	—	—	—	—	—	2,990,189
Forward Foreign Currency Contracts	162,899	—	—	—	—	—
Foreign Currency Transactions	(101,151)	(4,098)	—	(96)	(1,298,284)	(2,383)
Total net realized gain	51,210,224	69,618,223	1,207,256	1,050,753	177,693,312	2,593,361
Net change in unrealized appreciation/(depreciation) on:
Investments	1,941,348	37,212,435	376,985	6,146,210	367,414,515	10,503,102
Written Options	—	—	—	—	—	(30,365)
Foreign Currency Translations	(118,159)	(1,715)	—	—	(230,825)	(829)
Total net change in unrealized appreciation/(depreciation)	1,823,189	37,210,720	376,985	6,146,210	367,183,690	10,471,908
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	53,033,413	106,828,943	1,584,241	7,196,963	544,877,002	13,065,269
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,554,295	$120,373,885	$1,682,573	$7,589,643	$581,933,247	$17,174,324
*Foreign taxes withheld on dividends	$1,800,286	$264,043	$—	$9,709	$6,501,359	$33,210

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund			Cullen High Dividend Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025		Year Ended June 30, 2026	Year Ended June 30, 2025
OPERATIONS
Net Investment Income	$9,520,882	$10,392,305		$13,544,942	$17,399,259
Net Realized Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	51,210,224	9,328,344		69,618,223	93,643,779
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,823,189	35,106,269		37,210,720	(31,762,266)
Net Increase in Net Assets Resulting From Operations	62,554,295	54,826,918		120,373,885	79,280,772

DISTRIBUTIONS TO SHAREHOLDERS
Distributions Paid
Retail Class	(277,190)	(205,055)		(9,831,610)	(10,001,682)
Class C	(19,958)	(22,501)		(2,706,223)	(2,811,523)
Class I	(17,039,265)	(13,211,668)		(77,763,186)	(83,221,066)
Class R1	—	—		—	(5,106)
Class R2	—	(10)		—	(3,379)
Net Decrease in Net Assets from Distributions	(17,336,413)	(13,439,234)		(90,301,019)	(96,042,756)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares Sold
Retail Class	3,918,173	4,009,146	(a)	3,787,539	9,784,878	(a)
Class C	58,179	—		623,375	1,378,496
Class I	103,530,312	104,733,812		61,673,307	103,562,451
Class R1	—	—		—	5,873
Class R2	—	—		—	1,158
Distributions Reinvested
Retail Class	236,869	192,045		9,550,581	9,656,987
Class C	19,502	21,203		2,661,920	2,752,679
Class I	11,051,316	8,774,409		68,049,213	69,406,411
Class R1		—		—	5,106
Class R2	—	10		—	3,378
Shares Redeemed
Retail Class	(3,171,336)	(3,676,918)		(18,682,765)	(23,539,448)
Class C	(225,637)	(199,383)		(5,365,932)	(6,335,261)
Class I	(68,461,046)	(113,263,020)		(168,255,097)	(237,552,828)
Class R1	—	—		—	(948,999	)(a)
Class R2	—	(818	)(a)	—	(596,990	)(a)
Redemption Fee Proceeds
Retail Class	3	—		236	—
Class C	—	—		—	409
Class I	225	—		6,391	292
Net Increase (Decrease) in Net Assets Derived From Capital Share Transactions	46,956,560	590,486		(45,951,232)	(72,415,408)
Net Increase (Decrease) in Net Assets	92,174,442	41,978,170		(15,878,366)	(89,177,392)

NET ASSETS
Beginning of Year	337,845,853	295,867,683		665,952,647	755,130,039
End of Year	$430,020,295	$337,845,853		$650,074,281	$665,952,647

(a)	After the close of business on October 21, 2024, Class R1 and Class R2 shares of the Fund were converted to Retail Class shares of the Fund, equal to the relative aggregate net asset value of shareholder's Class R1 or Class R2 shares held immediately prior to the conversion.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
OPERATIONS
Net Investment Income	$98,332	$129,226	$392,680	$412,879
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,207,256	(186,460)	1,050,753	(86,147)
Net Change in Unrealized Appreciation (Depreciation) on Investments	376,985	(18,442)	6,146,210	2,482,737
Net Increase (Decrease) in Net Assets Resulting From Operations	1,682,573	(75,676)	7,589,643	2,809,469

DISTRIBUTIONS TO SHAREHOLDERS
Distributions Paid
Retail Class	(3,795)	(17,688)	(66,527)	(62,298)
Class C	(958)	(5,838)	(12,045)	(13,443)
Class I	(122,655)	(479,416)	(1,045,178)	(903,794)
Net Decrease in Net Assets from Distributions	(127,408)	(502,942)	(1,123,750)	(979,535)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares Sold
Retail Class	13,260	103,733	37,911	53,066
Class C	—	32,555	—	—
Class I	175,177	1,226,196	415,281	300,940
Distributions Reinvested
Retail Class	3,794	17,688	66,527	62,298
Class C	956	5,838	12,045	13,443
Class I	122,280	478,236	1,045,178	903,794
Shares Redeemed
Retail Class	(19,855)	(128,860)	(133,411)	(191,101)
Class C	(5,277)	(39,569)	(37,348)	(201,382)
Class I	(1,421,365)	(2,103,711)	(663,606)	(554,256)
Redemption Fee Proceeds
Retail Class	1	—	—	—
Net Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(1,131,029)	(407,894)	742,577	386,802
Net Increase (Decrease) in Net Assets	424,136	(986,512)	7,208,470	2,216,736

NET ASSETS
Beginning of Year	9,424,994	10,411,506	25,015,931	22,799,195
End of Year	$9,849,130	$9,424,994	$32,224,401	$25,015,931

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
OPERATIONS
Net Investment Income	$37,056,245	$29,428,278	$4,109,055	$5,046,351
Net Realized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions	177,693,312	(20,329,748)	2,593,361	3,306,031
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Translations	367,183,690	102,448,806	10,471,908	4,544,675
Net Increase in Net Assets Resulting From Operations	581,933,247	111,547,336	17,174,324	12,897,057

DISTRIBUTIONS TO SHAREHOLDERS
Distributions Paid
Retail Class	(1,767,528)	(1,288,242)	(295,202)	(177,797)
Class C	(40,795)	(36,555)	(407,797)	(221,238)
Class I	(39,695,108)	(28,843,888)	(7,725,587)	(4,644,616)
Class R6	(268,950)	—	—	—
Tax Return of Capital
Retail Class	—	—	—	(144,548)
Class C	—	—	—	(196,389)
Class I	—	—	—	(3,778,245)
Net Decrease in Net Assets from Distributions	(41,772,381)	(30,168,685)	(8,428,586)	(9,162,833)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares Sold
Retail Class	66,135,929	31,143,783	451,282	1,401,214
Class C	2,686,666	105,187	1,067,401	1,989,527
Class I	853,723,879	549,563,014	9,991,280	24,737,216
Class R6	29,502,755	—	—	—
Distributions Reinvested
Retail Class	1,586,463	1,184,698	248,070	279,697
Class C	35,998	35,783	391,667	392,604
Class I	29,670,556	22,604,708	7,435,059	8,009,686
Class R6	188,410	—	—	—
Shares Redeemed
Retail Class	(31,230,037)	(20,144,281)	(1,477,771)	(1,447,629)
Class C	(167,297)	(232,709)	(1,338,846)	(2,089,603)
Class I	(422,358,001)	(332,388,735)	(33,710,091)	(42,497,442)
Class R6	(9,956,861)	—	—	—
Redemption Fee Proceeds
Retail Class	29,815	1,641	—	—
Class C	—	—	—	—
Class I	932	533	786	1,091
Class R6	—	—	—	—
Net Increase (Decrease) in Net Assets Derived From Capital Share Transactions	519,849,207	251,873,622	(16,941,163)	(9,223,639)
Net Increase (Decrease) in Net Assets	1,060,010,073	333,252,273	(8,195,425)	(5,489,415)

NET ASSETS
Beginning of Year	1,160,154,411	826,902,138	152,450,784	157,940,199
End of Year	$2,220,164,484	$1,160,154,411	$144,255,359	$152,450,784

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Retail Class
Net Asset Value, Beginning of Year	$12.59	$11.11	$10.17	$9.16	$10.94

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.30	0.36	0.30	0.29	0.24
Net realized and unrealized gain/(loss)	1.81	1.60	1.08	1.00	(1.71)
Total from Investment Operations	2.11	1.96	1.38	1.29	(1.47)

DISTRIBUTIONS:
From net investment income	(0.55)	(0.48)	(0.44)	(0.28)	(0.31)
Total Distributions	(0.55)	(0.48)	(0.44)	(0.28)	(0.31)

Redemption Fees	0.00 (b)	—	—	—	—

Net Increase/(Decrease) in net asset value	1.56	1.48	0.94	1.01	(1.78)
Net Asset Value, End of Year	$14.15	$12.59	$11.11	$10.17	$9.16

TOTAL RETURN(c)	17.06%	18.16%	13.92%	14.28%	(13.71)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net assets, End of Year (in 000's)	$7,470	$5,697	$4,480	$4,776	$4,188
Ratio of operating expenses to average net assets excluding waivers	1.43%	1.47%	1.48%	1.56%	1.51%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.04%	2.91%	2.64%	2.72%	1.97%
Ratio of net investment income to average net assets including waivers	2.22%	3.13%	2.87%	3.03%	2.23%
Portfolio turnover rate	121%	125%	70%	63%	75%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class C
Net Asset Value, Beginning of Year	$12.50	$11.03	$10.12	$9.11	$10.90

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.19	0.26	0.21	0.20	0.20
Net realized and unrealized gain/(loss)	1.81	1.60	1.08	1.02	(1.75)
Total from Investment Operations	2.00	1.86	1.29	1.22	(1.55)

DISTRIBUTIONS:
From net investment income	(0.40)	(0.39)	(0.38)	(0.21)	(0.24)
Total Distributions	(0.40)	(0.39)	(0.38)	(0.21)	(0.24)

Net Increase/(Decrease) in net asset value	1.60	1.47	0.91	1.01	(1.79)
Net Asset Value, End of Year	$14.10	$12.50	$11.03	$10.12	$9.11

TOTAL RETURN(b)	16.19%	17.30%	13.02%	13.50%	(14.38)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$617	$675	$774	$985	$1,071
Ratio of operating expenses to average net assets excluding waivers	2.18%	2.22%	2.23%	2.31%	2.26%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	1.25%	2.09%	1.79%	1.83%	1.64%
Ratio of net investment income to average net assets including waivers	1.43%	2.31%	2.02%	2.14%	1.90%
Portfolio turnover rate	121%	125%	70%	63%	75%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class I
Net Asset Value, Beginning of Year	$12.75	$11.24	$10.28	$9.25	$11.03

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.33	0.39	0.35	0.33	0.34
Net realized and unrealized gain/(loss)	1.84	1.63	1.07	1.00	(1.80)
Total from Investment Operations	2.17	2.02	1.42	1.33	(1.46)

DISTRIBUTIONS:
From net investment income	(0.60)	(0.51)	(0.46)	(0.30)	(0.32)
Total Distributions	(0.60)	(0.51)	(0.46)	(0.30)	(0.32)

Redemption Fees	0.00 (b)	—	—	—	—

Net Increase/(Decrease) in net asset value	1.57	1.51	0.96	1.03	(1.78)
Net Asset Value, End of Year	$14.32	$12.75	$11.24	$10.28	$9.25

TOTAL RETURN(c)	17.38%	18.51%	14.18%	14.63%	(13.49)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net assets, End of Year (in 000's)	$421,933	$331,474	$290,613	$240,839	$174,893
Ratio of operating expenses to average net assets excluding waivers	1.18%	1.22%	1.23%	1.30%	1.26%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.24%	3.17%	3.04%	3.06%	2.90%
Ratio of net investment income to average net assets including waivers	2.42%	3.39%	3.27%	3.36%	3.16%
Portfolio turnover rate	121%	125%	70%	63%	75%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Retail Class
Net Asset Value, Beginning of Year	$13.69	$14.11	$14.77	$14.83	$17.09

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.26	0.32	0.32	0.36	0.33
Net realized and unrealized gain/(loss)	2.24	1.17	0.67	0.84	(0.78)
Total from Investment Operations	2.50	1.49	0.99	1.20	(0.45)

DISTRIBUTIONS:
From net investment income	(0.26)	(1.91)	(1.65)	(1.26)	(1.81)
From net realized gains on investments	(1.72)	—	—	—	—
Total Distributions	(1.98)	(1.91)	(1.65)	(1.26)	(1.81)

Redemption Fees	0.00 (b)	—	—	—	—

Net Increase/(Decrease) in net asset value	0.52	(0.42)	(0.66)	(0.06)	(2.26)
Net Asset Value, End of Year	$14.21	$13.69	$14.11	$14.77	$14.83

TOTAL RETURN(c)	19.70%	11.69%	7.41%	8.26%	(3.53)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net assets, End of Year (in 000's)	$70,677	$72,647	$78,463	$94,318	$106,659
Ratio of operating expenses to average net assets excluding waivers	1.41%	1.36%	1.35%	1.36%	1.34%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.44%	1.90%	1.91%	2.04%	1.62%
Ratio of net investment income to average net assets including waivers	1.85%	2.26%	2.26%	2.40%	1.96%
Portfolio turnover rate	17%	37%	38%	35%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class C
Net Asset Value, Beginning of Year	$13.28	$13.76	$14.45	$14.55	$16.82

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.15	0.20	0.21	0.24	0.20
Net realized and unrealized gain/(loss)	2.18	1.14	0.65	0.83	(0.77)
Total from Investment Operations	2.33	1.34	0.86	1.07	(0.57)

DISTRIBUTIONS:
From net investment income	(0.15)	(1.82)	(1.55)	(1.17)	(1.70)
From net realized gains on investments	(1.72)	—	—	—	—
Total Distributions	(1.87)	(1.82)	(1.55)	(1.17)	(1.70)

Net Increase/(Decrease) in net asset value	0.46	(0.48)	(0.69)	(0.10)	(2.27)
Net Asset Value, End of Year	$13.74	$13.28	$13.76	$14.45	$14.55

TOTAL RETURN(b)	18.92%	10.79%	6.61%	7.46%	(4.30)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$19,346	$20,650	$23,433	$30,603	$31,861
Ratio of operating expenses to average net assets excluding waivers	2.16%	2.11%	2.10%	2.11%	2.09%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	0.69%	1.14%	1.15%	1.29%	0.88%
Ratio of net investment income to average net assets including waivers	1.10%	1.50%	1.50%	1.65%	1.22%
Portfolio turnover rate	17%	37%	38%	35%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class I
Net Asset Value, Beginning of Year	$13.71	$14.13	$14.78	$14.84	$17.11

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.30	0.35	0.35	0.40	0.37
Net realized and unrealized gain/(loss)	2.24	1.17	0.68	0.84	(0.79)
Total from Investment Operations	2.54	1.52	1.03	1.24	(0.42)

DISTRIBUTIONS:
From net investment income	(0.30)	(1.94)	(1.68)	(1.30)	(1.85)
From net realized gains on investments	(1.72)	—	—	—	—
Total Distributions	(2.02)	(1.94)	(1.68)	(1.30)	(1.85)

Redemption Fees	0.00 (b)	—	—	—	—

Net Increase/(Decrease) in net asset value	0.52	(0.42)	(0.65)	(0.06)	(2.27)
Net Asset Value, End of Year	$14.23	$13.71	$14.13	$14.78	$14.84

TOTAL RETURN(c)	20.01%	11.93%	7.73%	8.52%	(3.35)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net assets, End of Year (in 000's)	$560,051	$572,655	$651,821	$802,559	$865,159
Ratio of operating expenses to average net assets excluding waivers	1.16%	1.11%	1.10%	1.11%	1.08%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	1.69%	2.14%	2.15%	2.29%	1.88%
Ratio of net investment income to average net assets including waivers	2.10%	2.50%	2.50%	2.65%	2.21%
Portfolio turnover rate	17%	37%	38%	35%	16%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Retail Class
Net Asset Value, Beginning of Year	$12.41	$13.01	$12.62	$13.21	$15.98

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.11	0.13	0.17	0.19	0.14
Net realized and unrealized gain/(loss)	2.26	(0.10)	0.51	0.34	(1.06)
Total from Investment Operations	2.37	0.03	0.68	0.53	(0.92)

DISTRIBUTIONS:
From net investment income	(0.14)	(0.63)	(0.29)	(1.12)	(1.85)
Total Distributions	(0.14)	(0.63)	(0.29)	(1.12)	(1.85)

Redemption Fees	0.00 (b)	—	—	—	—

Net Increase/(Decrease) in net asset value	2.23	(0.60)	0.39	(0.59)	(2.77)
Net Asset Value, End of Year	$14.64	$12.41	$13.01	$12.62	$13.21

TOTAL RETURN(c)	19.18%	(0.13)%	5.39%	3.95%	(6.35)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net assets, End of Year (in 000's)	$382	$327	$359	$559	$373
Ratio of operating expenses to average net assets excluding waivers	5.03%	4.50%	4.07%	4.88%	4.25%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets excluding waivers	(2.98)%	(2.27)%	(1.48)%	(2.21)%	(2.10)%
Ratio of net investment income to average net assets including waivers	0.80%	0.98%	1.34%	1.42%	0.90%
Portfolio turnover rate	41%	38%	72%	70%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class C
Net Asset Value, Beginning of Year	$10.83	$11.45	$11.10	$11.66	$14.43

INCOME FROM INVESTMENT OPERATION:
Net investment income/(loss)(a)	0.01	0.03	0.08	0.08	(0.00	)(b)
Net realized and unrealized gain/(loss)	1.98	(0.09)	0.42	0.32	(0.92)
Total from Investment Operations	1.99	(0.06)	0.50	0.40	(0.92)

DISTRIBUTIONS:
From net investment income	(0.09)	(0.56)	(0.15)	(0.96)	(1.85)
Total Distributions	(0.09)	(0.56)	(0.15)	(0.96)	(1.85)

Net Increase/(Decrease) in net asset value	1.90	(0.62)	0.35	(0.56)	(2.77)
Net Asset Value, End of Year	$12.73	$10.83	$11.45	$11.10	$11.66

TOTAL RETURN(c)	18.38%	(0.86)%	4.47%	3.28%	(7.11)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net assets, End of Year (in 000's)	$134	$118	$125	$125	$65
Ratio of operating expenses to average net assets excluding waivers	5.78%	5.22%	4.81%	5.62%	5.04%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment loss to average net assets excluding waivers	(3.74)%	(2.99)%	(2.14)%	(2.90)%	(3.07)%
Ratio of net investment income/(loss) to average net assets including waivers	0.05%	0.23%	0.67%	0.72%	(0.03)%
Portfolio turnover rate	41%	38%	72%	70%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class I
Net Asset Value, Beginning of Year	$13.01	$13.60	$13.19	$13.69	$16.45

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.15	0.17	0.22	0.24	0.18
Net realized and unrealized gain/(loss)	2.37	(0.11)	0.52	0.35	(1.09)
Total from Investment Operations	2.52	0.06	0.74	0.59	(0.91)

DISTRIBUTIONS:
From net investment income	(0.19)	(0.65)	(0.33)	(1.09)	(1.85)
Total Distributions	(0.19)	(0.65)	(0.33)	(1.09)	(1.85)

Net Increase/(Decrease) in net asset value	2.33	(0.59)	0.41	(0.50)	(2.76)
Net Asset Value, End of Year	$15.34	$13.01	$13.60	$13.19	$13.69

TOTAL RETURN(b)	19.45%	0.13%	5.61%	4.25%	(6.11)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$9,333	$8,980	$9,928	$12,288	$7,848
Ratio of operating expenses to average net assets excluding waivers	4.78%	4.22%	3.80%	4.56%	4.00%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets excluding waivers	(2.73)%	(2.00)%	(1.16)%	(1.84)%	(1.85)%
Ratio of net investment income to average net assets including waivers	1.05%	1.22%	1.64%	1.72%	1.15%
Portfolio turnover rate	41%	38%	72%	70%	31%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Retail Class
Net Asset Value, Beginning of Year	$14.57	$13.53	$13.61	$13.27	$15.85

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.19	0.21	0.22	0.19	0.20
Net realized and unrealized gain/(loss)	4.12	1.39	0.89	1.06	(1.10)
Total from Investment Operations	4.31	1.60	1.11	1.25	(0.90)

DISTRIBUTIONS:
From net investment income	(0.24)	(0.56)	(1.19)	(0.91)	(1.68)
From net realized gains on investments	(0.35)	—	—	—	—
Total Distributions	(0.59)	(0.56)	(1.19)	(0.91)	(1.68)

Net Increase/(Decrease) in net asset value	3.72	1.04	(0.08)	0.34	(2.58)
Net Asset Value, End of Year	$18.29	$14.57	$13.53	$13.61	$13.27

TOTAL RETURN (b)	30.28%	12.23%	8.70%	9.67%	(6.72)%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Year (in 000's)	$2,064	$1,667	$1,617	$1,953	$1,947
Ratio of operating expenses to average net assets excluding waivers	2.54%	2.71%	2.68%	3.54%	2.23%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.36)%	(0.18)%	(0.04)%	(1.11)%	0.07%
Ratio of net investment income to average net assets including waivers	1.18%	1.53%	1.64%	1.43%	1.30%
Portfolio turnover rate	18%	19%	27%	27%	36%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class C
Net Asset Value, Beginning of Year	$14.50	$13.49	$13.58	$13.24	$15.82

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.07	0.10	0.12	0.09	0.09
Net realized and unrealized gain/(loss)	4.08	1.40	0.88	1.06	(1.11)
Total from Investment Operations	4.15	1.50	1.00	1.15	(1.02)

DISTRIBUTIONS:
From net investment income	(0.12)	(0.49)	(1.09)	(0.81)	(1.56)
From net realized gains on investments	(0.35)	—	—	—	—
Total Distributions	(0.47)	(0.49)	(1.09)	(0.81)	(1.56)

Net Increase/(Decrease) in net asset value	3.68	1.01	(0.09)	0.34	(2.58)
Net Asset Value, End of Year	$18.18	$14.50	$13.49	$13.58	$13.24

TOTAL RETURN(b)	29.25%	11.42%	7.85%	8.88%	(7.45)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$432	$368	$522	$711	$783
Ratio of operating expenses to average net assets excluding waivers	3.29%	3.45%	3.43%	4.28%	3.01%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets excluding waivers	(1.11)%	(0.97)%	(0.79)%	(1.85)%	(0.66)%
Ratio of net investment income to average net assets including waivers	0.43%	0.73%	0.89%	0.68%	0.60%
Portfolio turnover rate	18%	19%	27%	27%	36%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class I
Net Asset Value, Beginning of Year	$14.52	$13.47	$13.55	$13.22	$15.80

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.23	0.25	0.25	0.23	0.24
Net realized and unrealized gain/(loss)	4.09	1.39	0.89	1.05	(1.10)
Total from Investment Operations	4.32	1.64	1.14	1.28	(0.86)

DISTRIBUTIONS:
From net investment income	(0.30)	(0.59)	(1.22)	(0.95)	(1.72)
From net realized gains on investments	(0.35)	—	—	—	—
Total Distributions	(0.65)	(0.59)	(1.22)	(0.95)	(1.72)

Net Increase/(Decrease) in net asset value	3.67	1.05	(0.08)	0.33	(2.58)
Net Asset Value, End of Year	$18.19	$14.52	$13.47	$13.55	$13.22

TOTAL RETURN(b)	30.57%	12.56%	8.98%	9.96%	(6.51)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$29,728	$22,981	$20,660	$19,756	$20,795
Ratio of operating expenses to average net assets excluding waivers	2.29%	2.47%	2.42%	3.29%	1.98%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.11)%	0.07%	0.22%	(0.86)%	0.31%
Ratio of net investment income to average net assets including waivers	1.43%	1.79%	1.89%	1.68%	1.54%
Portfolio turnover rate	18%	19%	27%	27%	36%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Retail Class
Net Asset Value, Beginning of Year	$13.85	$12.89	$10.90	$9.74	$12.30

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.34	0.36	0.37	0.46	0.36
Net realized and unrealized gain/(loss)	5.44	0.98	2.03	1.14	(2.54)
Total from Investment Operations	5.78	1.34	2.40	1.60	(2.18)

DISTRIBUTIONS:
From net investment income	(0.35)	(0.38)	(0.41)	(0.44)	(0.38)
Total Distributions	(0.35)	(0.38)	(0.41)	(0.44)	(0.38)

Redemption Fees	0.01	—	—	—	—

Net Increase/(Decrease) in net asset value	5.44	0.96	1.99	1.16	(2.56)
Net Asset Value, End of Year	$19.29	$13.85	$12.89	$10.90	$9.74

TOTAL RETURN(b)	42.18%	10.57%	22.55%	16.93%	(17.95)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$114,311	$52,852	$36,907	$9,734	$7,492
Ratio of operating expenses to average net assets excluding waivers	1.38%	1.46%	1.47%	1.54%	1.49%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.83%	2.60%	2.85%	4.26%	2.91%
Ratio of net investment income to average net assets including waivers	1.96%	2.81%	3.07%	4.55%	3.15%
Portfolio turnover rate	98%	118%	74%	65%	87%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Class C
Net Asset Value, Beginning of Year	$13.58	$12.66	$10.73	$9.59	$12.14

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.21	0.25	0.24	0.37	0.28
Net realized and unrealized gain/(loss)	5.34	0.96	2.04	1.13	(2.51)
Total from Investment Operations	5.55	1.21	2.28	1.50	(2.23)

DISTRIBUTIONS:
From net investment income	(0.22)	(0.29)	(0.35)	(0.36)	(0.32)
Total Distributions	(0.22)	(0.29)	(0.35)	(0.36)	(0.32)

Net Increase/(Decrease) in net asset value	5.33	0.92	1.93	1.14	(2.55)
Net Asset Value, End of Year	$18.91	$13.58	$12.66	$10.73	$9.59

TOTAL RETURN(b)	41.09%	9.72%	21.66%	16.10%	(18.58)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$5,022	$1,623	$1,612	$1,405	$1,405
Ratio of operating expenses to average net assets excluding waivers	2.13%	2.21%	2.22%	2.29%	2.24%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	1.08%	1.82%	1.85%	3.46%	2.20%
Ratio of net investment income to average net assets including waivers	1.21%	2.03%	2.06%	3.75%	2.44%
Portfolio turnover rate	98%	118%	74%	65%	87%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Class I
Net Asset Value, Beginning of Year	$13.99	$13.01	$10.99	$9.82	$12.39

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.37	0.40	0.38	0.49	0.48
Net realized and unrealized gain/(loss)	5.50	0.99	2.07	1.14	(2.65)
Total from Investment Operations	5.87	1.39	2.45	1.63	(2.17)

DISTRIBUTIONS:
From net investment income	(0.40)	(0.41)	(0.43)	(0.46)	(0.40)
Total Distributions	(0.40)	(0.41)	(0.43)	(0.46)	(0.40)

Redemption Fees	0.00 (b)	—	—	—	—

Net Increase/(Decrease) in net asset value	5.47	0.98	2.02	1.17	(2.57)
Net Asset Value, End of Year	$19.46	$13.99	$13.01	$10.99	$9.82

TOTAL RETURN(c)	42.43%	10.89%	22.85%	17.18%	(17.75)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net assets, End of Year (in 000's)	$2,078,844	$1,105,949	$788,383	$416,125	$302,300
Ratio of operating expenses to average net assets excluding waivers	1.13%	1.22%	1.22%	1.29%	1.24%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.01%	2.88%	2.92%	4.52%	3.95%
Ratio of net investment income to average net assets including waivers	2.14%	3.10%	3.14%	4.81%	4.19%
Portfolio turnover rate	98%	118%	74%	65%	87%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Period Ended June 30, 2026*
Class R6
Net Asset Value, Beginning of Period	$15.63

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.28
Net realized and unrealized gain	3.88
Total from Investment Operations	4.16

DISTRIBUTIONS:
From net investment income	(0.32)
Total Distributions	(0.32)

Net Increase in net asset value	3.84
Net Asset Value, End of Period	$19.47

TOTAL RETURN (b)	26.84	%(d)

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$21,988
Ratio of operating expenses to average net assets excluding waivers	1.12	%(e)
Ratio of operating expenses to average net assets including waivers	0.90	%(e)
Ratio of net investment income to average net assets excluding waivers	2.22	%(e)
Ratio of net investment income to average net assets including waivers	2.44	%(e)
Portfolio turnover rate	98	%(d)

*	Class R6 shares commenced operations on November 24, 2025.

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Retail Class
Net Asset Value, Beginning of Year	$10.30	$10.06	$10.29	$10.15	$11.44

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.28	0.32	0.34	0.32	0.29
Net realized and unrealized gain/(loss)	0.98	0.52	0.07	0.38	(0.60)
Total from Investment Operations	1.26	0.84	0.41	0.70	(0.31)

DISTRIBUTIONS:
From net investment income	(0.60)	(0.33)	(0.34)	(0.39)	(0.98)
From tax return of capital	—	(0.27)	(0.30)	(0.17)	—
Total Distributions	(0.60)	(0.60)	(0.64)	(0.56)	(0.98)

Net Increase/(Decrease) in net asset value	0.66	0.24	(0.23)	0.14	(1.29)
Net Asset Value, End of Year	$10.96	$10.30	$10.06	$10.29	$10.15

TOTAL RETURN(b)	12.54%	8.38%	4.13%	7.11%	(3.19)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$5,359	$5,815	$5,423	$5,154	$3,078
Ratio of operating expenses to average net assets excluding waivers	1.55%	1.52%	1.50%	1.53%	1.56%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.10%	2.50%	2.86%	2.54%	2.01%
Ratio of net investment income to average net assets including waivers	2.65%	3.02%	3.36%	3.07%	2.57%
Portfolio turnover rate	127%	150%	125%	176%	93%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Class C
Net Asset Value, Beginning of Year	$10.32	$10.08	$10.31	$10.16	$11.47

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.20	0.24	0.26	0.24	0.20
Net realized and unrealized gain/(loss)	0.98	0.52	0.07	0.39	(0.59)
Total from Investment Operations	1.18	0.76	0.33	0.63	(0.39)

DISTRIBUTIONS:
From net investment income	(0.47)	(0.28)	(0.30)	(0.34)	(0.92)
From tax return of capital	—	(0.24)	(0.26)	(0.14)	—
Total Distributions	(0.47)	(0.52)	(0.56)	(0.48)	(0.92)

Net Increase/(Decrease) in net asset value	0.71	0.24	(0.23)	0.15	(1.31)
Net Asset Value, End of Year	$11.03	$10.32	$10.08	$10.31	$10.16

TOTAL RETURN (b)	11.68%	7.56%	3.35%	6.39%	(3.88)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net assets, End of Year (in 000's)	$9,865	$9,106	$8,592	$10,016	$7,127
Ratio of operating expenses to average net assets excluding waivers	2.30%	2.28%	2.26%	2.29%	2.32%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.34%	1.73%	2.10%	1.72%	1.24%
Ratio of net investment income to average net assets including waivers	1.89%	2.26%	2.61%	2.26%	1.81%
Portfolio turnover rate	127%	150%	125%	176%	93%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Class I
Net Asset Value, Beginning of Year	$10.39	$10.15	$10.38	$10.23	$11.51

INCOME FROM INVESTMENT OPERATION:
Net investment income(a)	0.31	0.34	0.36	0.35	0.31
Net realized and unrealized gain/(loss)	0.98	0.52	0.07	0.39	(0.59)
Total from Investment Operations	1.29	0.86	0.43	0.74	(0.28)

DISTRIBUTIONS:
From net investment income	(0.64)	(0.34)	(0.35)	(0.42)	(1.00)
From tax return of capital	—	(0.28)	(0.31)	(0.17)	—
Total Distributions	(0.64)	(0.62)	(0.66)	(0.59)	(1.00)

Redemption Fees	0.00 (b)	—	—	—	—

Net Increase/(Decrease) in net asset value	0.65	0.24	(0.23)	0.15	(1.28)
Net Asset Value, End of Year	$11.04	$10.39	$10.15	$10.38	$10.23

TOTAL RETURN (c)	12.84%	8.57%	4.38%	7.45%	(2.90)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net assets, End of Year (in 000's)	$129,032	$137,530	$143,926	$217,611	$160,092
Ratio of operating expenses to average net assets excluding waivers	1.30%	1.27%	1.25%	1.28%	1.28%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.34%	2.74%	3.08%	2.76%	2.20%
Ratio of net investment income to average net assets including waivers	2.89%	3.26%	3.58%	3.29%	2.73%
Portfolio turnover rate	127%	150%	125%	176%	93%

(a)	Calculated based on the average number of common shares outstanding during each fiscal year.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE 1 – ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, and Class I Shares of each Fund. The Cullen Emerging Markets High Dividend Fund also offers R6 Class Shares, inception date August 5, 2025. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Effective October 2, 2024, Cullen International High Dividend Fund and Cullen High Dividend Equity Fund Class R1 and Class R2 shares were no longer available for purchase. The Class R1 and Class R2 shares were converted to Retail Class shares after the close of business on October 21, 2024, equal to the relative aggregate net asset value of the shareholder’s Class R1 or Class R2 shares held immediately prior to the conversion.

Segment Reporting - The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the chief operating officer and chief compliance officer of the Adviser. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, including Accounting Standards Update (“ASU”) 2013-08.

Accounting Pronouncement – The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2026, all written option contracts held are exchange-traded.

Participation (Equity Linked) Notes – The Funds may gain exposure to securities in certain foreign markets through investments in equity linked certificates (“ELCs”). The Funds may purchase ELCs pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. ELCs are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. ELCs involve transaction costs, which may be higher than those applicable to the equity securities. An investment in an ELC may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the ELC’s performance may differ from that of the underlying security. The holder of the ELC is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for an ELC or that the trading price of an ELC will equal the value of the underlying security. ELCs are generally valued based upon the value of a related underlying security that trades actively in the market.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	unadjusted quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2026 in valuing each Fund’s investments carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$405,861,252	$—	$—	$405,861,252
Preferred Stock	7,045,788	—	—	7,045,788
Total	$412,907,040	$—	$—	$412,907,040

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$631,794,403	$—	$—	$631,794,403
Exchange-Traded Funds	13,073,065	—	—	13,073,065
Total	$644,867,468	$—	$—	$644,867,468

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$9,830,004	$—	$—	$9,830,004
Total	$9,830,004	$—	$—	$9,830,004

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$30,810,358	$—	$—	$30,810,358
Exchange-Traded Funds	1,076,406	—	—	1,076,406
Total	$31,886,764	$—	$—	$31,886,764

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$1,997,226,061	$—	$—	$1,997,226,061
Preferred Stocks	25,115,556	—	—	25,115,556
Participation (Equity Linked) Notes(b)	—	132,644,254	—	132,644,254
Total	$2,022,341,617	$132,644,254	$—	$2,154,985,871

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$139,293,408	$—	$—	$139,293,408
Total	$139,293,408	$—	$—	$139,293,408
Other Financial Instruments(c)
Written Options	$—	$(481,736)	$—	$(481,736)
Total	$—	$(481,736)	$—	$(481,736)

The Funds did not hold any level 3 securities during the period.

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Participation (Equity Linked) Notes are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Forward Foreign Currency Contracts – As foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Asset Derivatives Statement of Assets and Liabilities Location		Liability Derivatives Statement of Assets and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$—	Written options, at value	$(481,736)
Total		$—		$(481,736)

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Cullen International High Dividend Fund
Forward Foreign Currency Contracts	Net realized gain/(loss) on forward foreign currency contracts	$162,899	$—
Total		$162,899	$—

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Cullen Emerging Markets High Dividend Fund
Equity Contracts (Rights)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$1,361,499	$(448,812)
Total		$1,361,499	$(448,812)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	$2,990,189	$(30,365)
Total		$2,990,189	$(30,365)

The average value of rights contracts for the period in which the Cullen Emerging Markets High Dividend Fund held rights during the year ended June 30, 2026, is noted below:

Average Rights Value
Cullen Emerging Markets High Dividend Fund	$408,019

The average written call option notional value during the year ended June 30, 2026 for Cullen Enhanced Equity Income Fund was:

Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$26,841,134

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

NOTE 3 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended June 30, 2026	Year Ended June 30, 2025
Cullen International High Dividend Fund
Retail Class
Shares sold	291,285	361,565	(a)
Dividends reinvested	17,757	16,644
Shares redeemed	(233,671)	(329,007)
Net increase in shares outstanding	75,371	49,202
Class C
Shares sold	4,211	—
Dividends reinvested	1,473	1,860
Shares redeemed	(15,924)	(18,072)
Net (decrease) in shares outstanding	(10,240)	(16,212)
Class I
Shares sold	7,554,326	9,148,631
Dividends reinvested	816,909	755,107
Shares redeemed	(4,901,996)	(9,760,796)
Net increase in shares outstanding	3,469,239	142,942
Class R2
Shares sold	—	—
Dividends reinvested	—	1
Shares redeemed	—	(61	)(a)
Net (decrease) in shares outstanding	—	(60)

Cullen High Dividend Equity Fund
Retail Class
Shares sold	273,468	697,820	(a)
Dividends reinvested	728,049	752,730
Shares redeemed	(1,336,418)	(1,703,245)
Net (decrease) in shares outstanding	(334,901)	(252,695)
Class C
Shares sold	44,892	102,660
Dividends reinvested	210,663	221,719
Shares redeemed	(401,598)	(472,871)
Net (decrease) in shares outstanding	(146,043)	(148,492)
Class I
Shares sold	4,466,420	7,565,453
Dividends reinvested	5,172,270	5,392,981
Shares redeemed	(12,061,522)	(17,323,848)
Net (decrease) in shares outstanding	(2,422,832)	(4,365,414)
Class R1
Shares sold	—	524
Dividends reinvested	—	447
Shares redeemed	—	(81,450	)(a)
Net (decrease) in shares outstanding	—	(80,479)
Class R2
Shares sold	—	100
Dividends reinvested	—	288
Shares redeemed	—	(49,816	)(a)
Net (decrease) in shares outstanding	—	(49,428)

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Cullen Small Cap Value Fund
Retail Class
Shares sold	959	7,004
Dividends reinvested	268	1,323
Shares redeemed	(1,492)	(9,573)
Net (decrease) in shares outstanding	(265)	(1,246)
Class C
Shares sold	—	3,037
Dividends reinvested	77	501
Shares redeemed	(452)	(3,564)
Net (decrease) in shares outstanding	(375)	(26)
Class I
Shares sold	12,305	79,601
Dividends reinvested	8,322	34,119
Shares redeemed	(102,745)	(153,480)
Net (decrease) in shares outstanding	(82,118)	(39,760)

Cullen Value Fund
Retail Class
Shares sold	2,426	3,863
Dividends reinvested	4,234	4,641
Shares redeemed	(8,217)	(13,557)
Net (decrease) in shares outstanding	(1,557)	(5,053)
Class C
Shares sold	—	—
Dividends reinvested	777	1,007
Shares redeemed	(2,354)	(14,364)
Net (decrease) in shares outstanding	(1,577)	(13,357)
Class I
Shares sold	25,894	22,094
Dividends reinvested	66,767	67,592
Shares redeemed	(41,246)	(40,058)
Net increase in shares outstanding	51,415	49,628

Cullen Emerging Markets High Dividend Fund
Retail Class
Shares sold	3,841,969	2,429,789
Dividends reinvested	92,418	90,712
Shares redeemed	(1,805,796)	(1,586,592)
Net increase in shares outstanding	2,128,591	933,909
Class C
Shares sold	153,713	8,578
Dividends reinvested	2,088	2,796
Shares redeemed	(9,768)	(19,205)
Net increase/(decrease) in shares outstanding	146,033	(7,831)
Class I
Shares sold	50,538,275	42,580,813
Dividends reinvested	1,729,848	1,712,452
Shares redeemed	(24,538,392)	(25,803,050)
Net increase in shares outstanding	27,729,731	18,490,215
Class R6*
Shares sold	1,648,151	—
Dividends reinvested	10,467	—
Shares redeemed	(529,308)	—
Net increase in shares outstanding	1,129,310	—

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Cullen Enhanced Equity Income Fund
Retail Class
Shares sold	42,921	135,489
Dividends reinvested	23,527	26,895
Shares redeemed	(141,999)	(136,701)
Net increase/(decrease) in shares outstanding	(75,551)	25,683
Class C
Shares sold	100,465	191,535
Dividends reinvested	36,838	37,722
Shares redeemed	(125,463)	(199,007)
Net increase in shares outstanding	11,840	30,250
Class I
Shares sold	937,487	2,329,629
Dividends reinvested	700,310	763,375
Shares redeemed	(3,184,355)	(4,040,258)
Net (decrease) in shares outstanding	(1,546,558)	(947,254)

*	Class R6 shares inception date is August 5, 2025.
(a)	After the close of business on October 21, 2024, Class R1 and Class R2 shares of the Fund were converted to Retail Class shares of the Fund, equal to the relative aggregate net asset value of the shareholder’s Class R1 or Class R2 shares held immediately prior to the conversion.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2026, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$483,977,088	$463,168,274
Cullen High Dividend Equity Fund	109,641,114	215,599,251
Cullen Small Cap Value Fund	3,926,389	5,109,384
Cullen Value Fund	5,059,546	5,091,621
Cullen Emerging Markets High Dividend Fund	2,126,239,178	1,669,376,953
Cullen Enhanced Equity Income Fund	183,995,727	204,983,222

NOTE 5 - FEDERAL TAX INFORMATION

As of June 30, 2026 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cullen International High Dividend Fund	$323,146,841	$101,971,213	$(12,211,014)	$89,760,199
Cullen High Dividend Equity Fund	273,533,099	373,727,008	(2,392,639)	371,334,369
Cullen Small Cap Value Fund	8,266,825	2,218,921	(655,742)	1,563,179
Cullen Value Fund	14,538,361	17,538,662	(190,259)	17,348,403
Cullen Emerging Markets High Dividend Fund	1,550,094,617	663,712,183	(58,806,929)	604,891,254
Cullen Enhanced Equity Income Fund	128,260,281	16,123,254	(5,571,863)	10,551,391

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

The tax character of fund distributions paid for the year ended June 30, 2026 and June 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Cullen International High Dividend Fund	$14,852,108	$2,484,305	$—	$17,336,413
Cullen High Dividend Equity Fund	13,438,802	76,862,217	—	90,301,019
Cullen Small Cap Value Fund	126,510	894	—	127,404
Cullen Value Fund	515,173	608,582	—	1,123,755
Cullen Emerging Markets High Dividend Fund	41,772,382	—	—	41,772,382
Cullen Enhanced Equity Income Fund	8,428,586	—	—	8,428,586

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Cullen International High Dividend Fund	$13,439,234	$—	$—	$13,439,234
Cullen High Dividend Equity Fund	17,289,204	78,753,552	—	96,042,756
Cullen Small Cap Value Fund	180,636	322,306	—	502,942
Cullen Value Fund	297,043	682,492	—	979,535
Cullen Emerging Markets High Dividend Fund	30,168,685	—	—	30,168,685
Cullen Enhanced Equity Income Fund	5,043,651	—	4,119,182	9,162,833

As of June 30, 2026, tax returns, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Cullen International High Dividend Fund	$—	$23,911,962	$—	$—	$—	$89,811,654	$113,723,616
Cullen High Dividend Equity Fund	213,952	35,412,699	—	—	—	371,333,812	406,960,463
Cullen Small Cap Value Fund	—	747,303	—	—	—	1,563,179	2,310,482
Cullen Value Fund	7,584	83,957	—	—	(79)	17,348,403	17,439,865
Cullen Emerging Markets High Dividend Fund	2,947,194	92,416,921	—	—	—	604,738,802	700,102,917
Cullen Enhanced Equity Income Fund	3,433,910	—	—	(1,797,512)	(732)	10,550,917	12,186,583

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, straddles, mark-to-market on passive foreign investment companies and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses of as follows:

Late Year
Fund	Losses
Cullen International High Dividend Fund	$—
Cullen High Dividend Equity Fund	—
Cullen Small Cap Value Fund	—
Cullen Value Fund	79
Cullen Emerging Markets High Dividend Fund	—
Cullen Enhanced Equity Income Fund	732

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

At June 30, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Cullen International High Dividend Fund	$—	$—	$—	$23,829,395
Cullen High Dividend Equity Fund	—	—	—	—
Cullen Small Cap Value Fund	—	—	—	—
Cullen Value Fund	—	—	—	—
Cullen Emerging Markets High Dividend Fund	—	—	—	85,119,427
Cullen Enhanced Equity Income Fund	—	—	—	651,384

During the fiscal period ended June 30, 2026, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the tax treatment of, distributions in excess and use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2026, as follows:

Fund	Paid-in Capital	Accumulated Earnings (Losses)
Cullen International High Dividend Fund	$609,075	$(609,075)
Cullen High Dividend Equity Fund	10,158,755	(10,158,755)
Cullen Small Cap Value Fund	(4)	4
Cullen Value Fund	13	(13)
Cullen Emerging Markets High Dividend Fund	2,127,442	(2,127,442)
Cullen Enhanced Equity Income Fund	(4,321,182)	4,321,182

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2027, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, Class I, respectively; the Cullen Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00% and 0.90% of the average daily net assets of the Retail Class, Class C, Class I and Class R6, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively. To the extent that the Investment Advisor reimburses a Fund or waives fees otherwise payable by a Fund to the Investment Advisor during any year with respect to a class of the Fund, and the total expenses borne by such respective class, (including the Investment Advisor’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) does not exceed the limits described above, the Fund agrees to reimburse the Investment Adviser for such reimbursements or fee waivers, provided that such do not exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. Any amounts that may be payable by a Fund to the Investment Advisor after the third year following the date the expenses were initially incurred by the Fund or waived/reimbursed by the Investment Advisor to the Fund, whichever is later, shall be extinguished and the Fund shall have no further obligation to pay the Investment Advisor for such reimbursement or fee waiver.

For the year ended June 30, 2026, the Adviser waived advisory fees in the amount of $718,587, $2,702,980, $363,289, $431,502, $2,305,314 and $804,306 with respect to Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund, respectively. Reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

	Expiring June 30,
	2027	2028	2029
Cullen International High Dividend Fund
Retail Class	$10,765	$10,938	$12,302
Class C	1,937	1,438	1,317
Class I	601,607	669,065	704,968
Total	$614,309	$681,441	$718,587
Cullen High Dividend Equity Fund
Retail Class	$298,532	$275,612	$298,546
Class C	92,090	79,187	82,985
Class I	2,475,106	2,226,078	2,321,449
Total	$2,865,728	$2,580,877	$2,702,980
Cullen Small Cap Value Fund
Retail Class	$11,920	$11,886	$13,470
Class C	3,495	4,148	4,791
Class I	310,944	329,936	345,028
Total	$326,359	$345,970	$363,289
Cullen Value Fund
Retail Class	$29,561	$27,195	$28,244
Class C	10,030	7,245	6,070
Class I	328,810	370,751	397,188
Total	$368,401	$405,191	$431,502
Cullen Emerging Markets High Dividend Fund
Retail Class	$42,819	$91,974	$107,283
Class C	3,203	3,266	3,365
Class I	1,283,330	1,959,345	2,173,404
Class R6	—	—	21,262
Total	$1,329,352	$2,054,585	$2,305,314
Cullen Enhanced Equity Income Fund
Retail Class	$34,433	$29,469	$29,844
Class C	45,451	44,722	51,532
Class I	794,701	751,823	722,930
Total	$874,585	$826,014	$804,306

The investment advisory fees with respect to each Fund payable to the Investment Advisor (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Investment Advisor for a month, the Investment Advisor remits payment representing the difference to the applicable Fund shortly following each month end.

Effective September 8, 2025, Ultimus Fund Solutions, LLC (“UFS”) serves as the Funds’ administrator, and transfer agent and provides all administrative, fund accounting and transfer agency services to the Funds. Prior to September 8, 2025, Paralel Technologies LLC (“PRT”) served as the Funds’ administrator and transfer agent. Paralel Distributors LLC, an affiliate of PRT, serves as the Funds' distributor. Brown Brothers Harriman & Co. serves as the Funds’ custodian.

NOTE 7 - DISTRIBUTION PLAN

The Funds’ have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% and 1.00% of the average daily net assets of Retail Class and Class C, respectively. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 - FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

NOTE 9 - EMERGING MARKET RISK

All of the risks of investing in foreign securities are heightened by investing in emerging markets. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse, less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Raymond James held approximately 35.10% of the voting securities of the Cullen Enhanced Equity Income Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by Raymond James. As of June 30, 2026, James P. Cullen held approximately 58.21% and 46.50% of the voting securities of the Cullen Small Cap Value Fund and Cullen Value Fund, respectively.

NOTE 11 – REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 7 days. The redemption fee is paid directly to the Funds. For the year ended June 30, 2026, the Cullen International High Dividend Fund had $3 and $225 in redemption fees for the Retail Class and Class I, respectively. The Cullen High Dividend Equity Fund had $236 and $6,391 in redemption fees for the Retail Class and Class I, respectively. The Cullen Small Cap Value Fund had $1 in redemption fees for the Retail Class. The Cullen Emerging Markets High Dividend Fund had $29,815 and $932 in redemption fees for the Retail Class and Class I, respectively. The Cullen Enhanced Equity Income Fund had $786 in redemption fees for Class I. The Cullen Value Fund had $0 in redemption fees. For the year ended June 30, 2025, the Cullen High Dividend Equity Fund had $409 and $292 in redemption fees for Class C and Class I, respectively. The Cullen Emerging Markets High Dividend Fund had $1,641 and $533 in redemption fees for the Retail Class and Class I, respectively. The Cullen Enhanced Equity Income Fund had $1,091 in redemption fees for Class I.

NOTE 12 - AFFILIATED SHAREHOLDERS

At June 30, 2026, the Cullen Small Cap Value Fund had one affiliated shareholder who held 58.21% of the Fund’s outstanding shares, and affiliates of the Investment Advisor collectively held 68.71% of the Fund’s outstanding shares. Similarly, for the Cullen Value Fund, one affiliated shareholder held 46.50% of the Fund’s outstanding shares, and affiliates of the Investment Advisor collectively held 52.54%. Investment activities of these significant shareholders could have a material effect on the respective Funds.

NOTE 13 - SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Cullen Funds Trust and the Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund (the “Funds”), each a fund constituting the Cullen Funds Trust (the “Trust"), including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for the year then ended, financial highlights for the year then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Trust as of June 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for the year then ended, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended June 30, 2025 and the financial highlights for each of the four years in the period ended June 30, 2025 were audited by other auditors whose report, dated August 25, 2025, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

August 28, 2026

We have served as the auditor of one or more Cullen Funds investment companies since 2026.

Cullen Funds

ADDITIONAL INFORMATION (Unaudited)

June 30, 2026

Changes in and Disagreements with Accountants

On September 29, 2025, the Audit Committee of Cullen Funds Trust (the "Committee") dismissed PricewaterhouseCoopers LLP ("PwC") and appointed and formally engaged Deloitte & Touche LLP ("Deloitte") as the Funds' independent registered public accounting firm for the fiscal period ending June 30, 2026.

The audit reports issued by PwC on the Funds' financial statements for the two fiscal years ended June 30, 2025 and June 30, 2024, did not contain an adverse opinion nor a disclaimer of opinion, and were not qualified or modified regarding uncertainty, scope of audit, or accounting principles.

During the Funds' fiscal years ended June 30, 2025 and June 30, 2024 and the subsequent interim period through September 29, 2025, there were no disagreements between the Funds and PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the Funds' fiscal years ended June 30, 2025 and June 30, 2024 and the subsequent interim period through September 29, 2025, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At the May 14, 2026 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees discussed in executive sessions prior to the Meeting and at the Meeting itself, and discussed the approval of the Investment Advisory Agreements with counsel at each such instance, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements and Expense Limitation Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fees the Adviser receives from each Fund; (iii) information about the fees charged to other accounts managed by the Adviser’s affiliate, Schafer Cullen Capital Management, Inc.; (iv) information concerning the Adviser’s financial condition, the profitability of managing the Funds to the Adviser, the business, operations and compliance program of the Adviser; (v) a copy of the current Form ADV for the Adviser; (vi) the Adviser’s responses to certain questions submitted by the Independent Trustees relating to the renewal process; and (vi) data compiled by FUSE Research Network LLC (“FUSE”) comparing, among other things, the advisory fees, expenses and performance of the Funds with fees, expenses and performance of other funds with similar investment objectives, policies and structure and to advisory fees paid by other clients of the Adviser. The Independent Trustees also considered the memorandum from Sidley Austin on the responsibilities of trustees in considering advisory arrangements under the 1940 Act described above as well as oral and written information presented at Board meetings throughout the year.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees considered and discussed the following with respect to each Fund:

The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities, including its role as valuation designee; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. The Independent Trustees also analyzed the additional services provided by the Adviser, including efforts relating to cybersecurity and use of AI. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

Cullen Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

June 30, 2026

Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as discussed in the FUSE report. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2027 for the: (i) High Dividend Equity Fund’s Retail Class, Class C, and Class I shares of the Fund to 1.00%, 1.75%, 0.75%, respectively, of the average net asset value of such respective Class; (ii) International High Dividend Fund’s Retail Class, Class C, and Class I shares of the Fund to 1.25%, 2.00%, 1.00%, respectively, of the average net asset value of such respective Class; (iii) Small Cap Value Fund’s Retail Class, Class C, and Class I, shares of the Fund to 1.25%, 2.00%, 1.00%, respectively, of the average net asset value of such respective Class; (iv) Emerging Markets High Dividend Fund’s Retail Class, Class C, Class I and Class R6 shares of the Fund to 1.25%, 2.00%, and 1.00%, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Enhanced Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that, except for the High Dividend Equity Fund and the International High Dividend Fund, the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment advisor to each Fund, including operational costs incurred.

Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis, and for the one-, three-, five-, ten- year and since inception periods. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Cullen Funds

UNAUDITED TAX DESIGNATIONS (Unaudited)

June 30, 2026

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen High Dividend Equity Fund designates $76,862,217, Cullen Small Cap Value Fund designates $894, Cullen International High Dividend fund designates $2,484,305, and Cullen Value Fund designates $608,582 as long-term capital gain distributions. The Cullen High Dividend Equity Fund’s paid-in capital has been adjusted by $10,158,755, Cullen International High Dividend Fund’s paid-in capital has been adjusted by $2,127,442 all of which is long-term capital gain, for distributions in connection with share redemptions (tax equalization).

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2025:

	Dividend Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	99.90%
Cullen High Dividend Equity Fund	100.00%	100.00%
Cullen Small Cap Value Fund	100.00%	100.00%
Cullen Value Fund	100.00%	100.00%
Cullen Emerging Markets High Dividend Fund	0.00%	86.51%
Cullen Enhanced Equity Income Fund	56.01%	60.54%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2026:

	Foreign Taxes Paid	Foreign Sou rce In come
Cullen Emerging Markets High Dividend Fund	$5,925,764	$35,639,244
Cullen International High Dividend Fund	$1,134,201	$10,796,689

The percentage of the ordinary dividends reported by each Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is as follows:

Section 163( j) Interest Dividend %
Cullen International High Dividend Fund	0.86%
Cullen High Dividend Equity Fund	0.93%
Cullen Small Cap Value Fund	1.16%
Cullen Value Fund	2.32%
Cullen Emerging Markets High Dividend Fund	1.90%
Cullen Enhanced Equity Income Fund	1.23%

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

695 Town Center Drive, Suite 1000

Costa Mesa, CA 92626

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, NY 10019

ADMINISTRATOR AND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

CUSTODIAN

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Must be accompanied or preceded by a prospectus.

Paralel Distributors, LLC is the Distributor for the Cullen Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On September 29, 2025, the Audit Committee of Cullen Funds Trust (the "Committee") dismissed PricewaterhouseCoopers LLP ("PwC") and appointed and formally engaged Deloitte & Touche LLP ("Deloitte") as the Fund's independent registered public accounting firm for the fiscal period ending June 30, 2026.

The audit reports issued by PwC on the Funds' financial statements for the two fiscal years ended June 30, 2025 and June 30, 2024, did not contain an adverse opinion nor a disclaimer of opinion, and were not qualified or modified regarding uncertainty, scope of audit, or accounting principles.

During the Funds' fiscal years ended June 30, 2025 and June 30, 2024 and the subsequent interim period through September 29, 2025, there were no disagreements between the Funds and PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the Funds' fiscal years ended June 30, 2025 and June 30, 2024 and the subsequent interim period through September 29, 2025, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

The Funds requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR under Item 19(a)(4).

During the Funds' fiscal years ended June 30, 2025 and June 30, 2024 and the subsequent interim period through September 29, 2025, neither the Funds nor anyone on its behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the registrant during the period covered by this report to: (1) All trustees for regular compensation; (2) Each trustee for special compensation; (3) All officers; and (4) Each person of whom any officer or trustee of the Fund is an affiliated person is included in the financial statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

(a)(4)	Change in registrant’s independent public accountant is filed herewith.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title)

/s/ James P. Cullen
James P. Cullen, Chief Executive Officer/ Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Cullen
James P. Cullen, Chief Executive Officer/ Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)

/s/ Stephen O’Neil
Stephen O’Neil, Treasurer/ Principal Financial Officer

Date	September 8, 2026